UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             SAN FRANCISCO, CA 94104
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             SAN FRANCISCO, CA 94111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884

                     Date of fiscal year end: JULY 31, 2009

                   Date of reporting period: APRIL 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BALANCED FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 64.2%+
CONSUMER DISCRETIONARY - 5.4%
   Coach *                                               4,540   $       111,230
   Kohl's *                                              5,367           243,393
   Lowe's                                                7,480           160,820
   NIKE, Cl B                                            1,820            95,495
   Nordstrom                                             5,530           125,144
   Staples                                              11,950           246,409
   Tiffany & Co.                                         2,510            72,639
   Yum! Brands                                           3,510           117,059
                                                                 ---------------
                                                                       1,172,189
                                                                 ---------------
CONSUMER STAPLES - 7.7%
   Cadbury PLC, SP ADR                                   2,830            85,155
   CVS Caremark                                         14,375           456,838
   Kellogg                                               2,595           109,275
   Kroger                                                5,415           117,072
   PepsiCo                                               2,935           146,046
   Philip Morris International                           7,080           256,296
   Procter & Gamble                                      3,195           157,961
   Wal-Mart Stores                                       6,685           336,924
                                                                 ---------------
                                                                       1,665,567
                                                                 ---------------
ENERGY - 9.8%
   BG Group PLC, SP ADR                                  2,860           226,855
   Cameron International *                               5,615           143,632
   EOG Resources                                         1,730           109,820
   Exxon Mobil                                           4,688           312,549
   Occidental Petroleum                                  5,660           318,601
   Schlumberger                                          3,830           187,632
   Suncor Energy                                        13,570           344,135
   Tenaris, ADR                                          1,800            45,036
   Ultra Petroleum *                                     3,960           169,488
   XTO Energy                                            7,405           256,657
                                                                 ---------------
                                                                       2,114,405
                                                                 ---------------
FINANCIALS - 6.6%
   American Express                                      4,450           112,229
   Goldman Sachs Group                                   2,465           316,753
   Hanover Insurance Group                               8,130           243,737
   Invesco                                              11,740           172,813
   JPMorgan Chase                                        8,690           286,770
   Wells Fargo                                          14,830           296,748
                                                                 ---------------
                                                                       1,429,050
                                                                 ---------------
HEALTH CARE - 7.8%
   Abbott Laboratories                                   4,825           201,926
   Baxter International                                  3,250           157,625
   Hospira *                                             5,995           197,056
   Johnson & Johnson                                     4,975           260,491
   Laboratory Corporation of
      America Holdings *                                 1,220            78,263

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Merck                                                 7,080   $       171,619
   Thermo Fisher Scientific *                            4,440           155,755
   UnitedHealth Group                                    3,000            70,560
   Wyeth                                                 6,890           292,136
   Zimmer Holdings *                                     2,330           102,497
                                                                 ---------------
                                                                       1,687,928
                                                                 ---------------
INDUSTRIAL - 7.1%
   3M                                                    2,580           148,608
   Danaher                                               9,930           580,309
   Deere                                                 3,515           145,029
   Donaldson                                             4,880           160,991
   Emerson Electric                                      7,130           242,705
   General Electric                                      6,600            83,490
   Rockwell Collins                                      4,580           175,643
                                                                 ---------------
                                                                       1,536,775
                                                                 ---------------
INFORMATION TECHNOLOGY - 12.0%
   Accenture, Cl A                                       2,530            74,458
   Apple *                                               1,170           147,221
   Applied Materials                                    10,120           123,565
   Cisco Systems *                                      21,615           417,602
   Citrix Systems *                                      8,355           238,368
   EMC *                                                 5,980            74,929
   Google, Cl A *                                          890           352,413
   Intel                                                18,965           299,268
   Linear Technology                                     6,375           138,848
   Microsoft                                             9,330           189,026
   Oracle                                               18,890           365,333
   QUALCOMM                                              4,160           176,051
                                                                 ---------------
                                                                       2,597,082
                                                                 ---------------
MATERIALS - 5.0%
   Alcoa                                                 6,125            55,554
   Ecolab                                                5,830           224,747
   Praxair                                               7,520           561,067
   Weyerhaeuser                                          7,060           248,936
                                                                 ---------------
                                                                       1,090,304
                                                                 ---------------
UTILITIES - 2.8%
   Cleco                                                 6,315           133,183
   Exelon                                                2,495           115,094
   ITC Holdings                                          1,905            82,925
   Questar                                               6,980           207,446
   Wisconsin Energy                                      1,665            66,533
                                                                 ---------------
                                                                         605,181
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $13,966,376)                                              13,898,481
                                                                 ---------------

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 1

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - 12.9%
CONSUMER DISCRETIONARY - 1.8%
   Comcast Cable Communications
      6.875%, 06/15/09                           $     150,000   $       150,792
   Staples
      9.750%, 01/15/14                                  50,000            54,869
   Time Warner Entertainment
      8.375%, 03/15/23                                 175,000           179,641
                                                                 ---------------
                                                                         385,302
                                                                 ---------------
CONSUMER STAPLES - 1.2%
   Coca-Cola
      3.625%, 03/15/14                                  50,000            51,083
   General Mills
      5.700%, 02/15/17                                 100,000           102,661
   Safeway
      7.500%, 09/15/09                                 100,000           101,689
                                                                 ---------------
                                                                         255,433
                                                                 ---------------
ENERGY - 1.2%
   ConocoPhillips
      5.750%, 02/01/19                                 100,000           102,083
   Shell International Finance
      4.000%, 03/21/14                                 150,000           154,684
                                                                 ---------------
                                                                         256,767
                                                                 ---------------
FINANCIALS - 3.2%
   Bank of America
      5.650%, 05/01/18                                 100,000            81,407
   GE Global Insurance
      7.750%, 06/15/30                                 200,000           161,532
   JPMorgan Chase
      3.125%, 12/01/11                                 100,000           103,094
   JPMorgan Chase Bank
      6.000%, 10/01/17                                 125,000           116,622
   Lehman Brothers Holdings, MTN (A)
      5.625%, 01/24/13                                 125,000            18,125
   Morgan Stanley
      6.750%, 04/15/11                                 200,000           204,436
                                                                 ---------------
                                                                         685,216
                                                                 ---------------
FOREIGN GOVERNMENT - 0.6%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                                 100,000           124,415
                                                                 ---------------
HEALTH CARE - 0.9%
   HCA
      7.875%, 02/01/11                                  40,000            39,200
   UnitedHealth Group
      5.250%, 03/15/11                                 150,000           152,376
                                                                 ---------------
                                                                         191,576
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
INDUSTRIAL - 0.7%
   General Electric^
      5.000%, 02/01/13                         $       150,000   $       153,962
                                                                 ---------------
INFORMATION TECHNOLOGY - 0.9%
   Hewlett-Packard
      4.750%, 06/02/14                                 100,000           104,516
   International Business Machines
      6.500%, 01/15/28                                 100,000           104,413
                                                                 ---------------
                                                                         208,929
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.5%
   Bell Atlantic Maryland
      8.000%, 10/15/29                                  75,000            72,426
   New England Telephone & Telegraph
      7.875%, 11/15/29                                  50,000            46,978
                                                                 ---------------
                                                                         119,404
                                                                 ---------------
UTILITIES - 1.9%
   Duke Energy
      6.300%, 02/01/14                                 100,000           105,454
   MidAmerican Energy Holdings
      5.750%, 04/01/18                                 100,000            99,485
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                 200,000           203,193
                                                                 ---------------
                                                                         408,132
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,015,121)                                                2,789,136
                                                                 ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4%
   FHLMC Gold
      6.500%, 11/01/09                                      39                39
      6.000%, 09/01/17                                  89,662            94,592
      5.000%, 10/01/20                                  38,859            40,308
      4.500%, 03/01/18                                  35,230            36,472
      4.500%, 05/01/19                                  49,040            50,595
   FNMA
      8.000%, 05/01/25                                  18,042            19,751
      7.000%, 07/01/26                                  16,714            18,082
      7.000%, 12/01/27                                  19,652            21,248
      6.500%, 05/01/14                                  44,849            47,477
      6.500%, 01/01/28                                  23,615            25,390
      6.500%, 05/01/29                                  11,429            12,281
      6.000%, 02/01/17                                  93,052            98,226
      6.000%, 03/01/28                                  19,568            20,695
      6.000%, 05/01/28                                  22,789            24,102
      6.000%, 05/01/38                                 172,052           180,053
      5.500%, 12/01/17                                  94,967            99,519
      5.500%, 11/01/33                                 197,349           205,324

See note to schedule of investments.


                               2 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BALANCED FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA (continued)
      5.000%, 12/01/17                         $        30,529   $        31,850
      5.000%, 04/01/18                                 172,177           179,461
      5.000%, 11/01/18                                  13,566            14,140
      4.500%, 02/01/19                                 115,019           119,099
      4.500%, 05/01/19                                 286,093           295,704
      4.500%, 06/01/19                                  38,545            39,840
      4.000%, 09/01/18                                  27,113            27,724
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                                 128,838           129,966
   GNMA
      7.000%, 02/15/26                                  20,972            22,481
      7.000%, 10/15/27                                  22,576            24,209
      7.000%, 03/15/29                                  27,578            29,629
      6.500%, 05/15/28                                  18,426            19,709
      6.500%, 01/15/29                                  32,572            34,760
      6.000%, 04/15/29                                  60,565            63,800
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $1,942,793)                                                2,026,526
                                                                 ---------------
MORTGAGE-BACKED SECURITIES - 3.3%
   Chase Mortgage Finance, Ser 2004-S1,
      CI A3
      5.500%, 02/25/19                                 168,166           166,589
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (B)
      5.014%, 02/15/38                                 150,000           126,829
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                                 270,764           161,189
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                                 111,860           111,586
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                                 255,430           149,507
                                                                 ---------------
   TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $939,671)                                                    715,700
                                                                 ---------------
ASSET-BACKED SECURITY- 0.6%
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                 120,000           125,501
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITY
      (Cost $117,339)                                                    125,501
                                                                 ---------------

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANY - 0.5%
   Financial Select Sector SPDR                          9,830   $       106,361
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $100,668)                                                    106,361
                                                                 ---------------
REPURCHASE AGREEMENT - 8.1%
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures on
      05/01/09, repurchase price $1,775,234
      (collateralized by a U.S. Treasury
      Bond obligation, par value $1,593,800,
      4.250%, 11/15/2013, total market value
      $1,791,712)                              $     1,755,227         1,755,227
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,755,227)                                                1,755,227
                                                                 ---------------
TOTAL INVESTMENTS - 99.0%
   (Cost $21,837,195) ++                                              21,416,932
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 1.0%                                   211,810
                                                                 ---------------
NET ASSETS - 100.0%                                              $    21,628,742
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,837,195, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,477,518 AND $(1,897,781) RESPECTIVELY.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $18,125, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2009.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 3

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

COGNITIVE VALUE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 94.3%+
CONSUMER DISCRETIONARY - 14.3%
   Ark Restaurants                                      11,900   $       136,255
   Ascent Media *                                        5,200           133,952
   Bally Technologies *                                  9,100           238,238
   Brink's Home Security Holdings *                      8,700           231,246
   Brinker International                                10,500           186,060
   California Coastal Communities *                     64,100            85,253
   Carter's *                                           12,500           267,250
   Cato, Cl A                                           44,000           845,680
   Charlotte Russe Holding *                            18,000           225,900
   Churchill Downs                                       6,600           229,746
   CKX *                                                36,700           197,813
   Core-Mark Holding *                                  13,000           249,210
   Dollar Tree Stores *                                  3,100           131,254
   DreamWorks Animation SKG *                            5,300           127,253
   Dress Barn *                                         19,600           296,744
   Exide Technologies *                                 44,800           243,264
   Finish Line, Cl A                                    21,500           182,750
   Hawk, Cl A *                                         23,400           335,790
   Hooker Furniture                                     20,100           235,572
   Interactive Data                                      8,700           195,576
   Jack in the Box *                                     8,900           218,851
   Lacrosse Footwear                                    15,200           117,192
   Monro Muffler Brake                                   9,500           237,215
   National Presto Industries                            6,600           470,316
   New York & Company *                                 38,400           222,720
   Phillips-Van Heusen                                   6,700           194,501
   Pomeroy IT Solutions *                               39,600           139,788
   Rent-A-Center *                                      12,700           244,475
   RG Barry *                                           35,600           214,312
   Snap-on                                               5,200           176,384
   Spartan Motors                                       40,800           329,256
   Sport Supply Group                                   29,700           178,794
   Stage Stores                                         22,000           269,500
   Steiner Leisure *                                    10,700           338,548
   Steven Madden *                                       8,200           241,244
   Stoneridge *                                         79,000           182,490
   Warnaco Group *                                      11,700           337,428
   Wet Seal *                                           98,000           373,380
   WMS Industries *                                      6,300           202,293
   Wolverine World Wide                                  8,100           168,723
                                                                 ---------------
                                                                       9,632,216
                                                                 ---------------
CONSUMER STAPLES - 5.1%
   Alberto-Culver                                        6,100           135,969
   Casey's General Stores                               13,400           356,574
   Del Monte Foods                                      23,800           179,690
   J & J Snack Foods                                    15,200           589,152
   JM Smucker                                            5,100           200,940
   Lancaster Colony                                     12,200           534,360
   Nash Finch                                            4,000           117,160

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
CONSUMER STAPLES - (CONTINUED)
   National Beverage *                                  26,100   $       274,833
   Nu Skin Enterprises, Cl A                            22,600           289,732
   Pantry *                                              8,800           207,856
   Pricesmart                                           10,300           183,855
   Schiff Nutrition International *                     28,500           136,800
   Village Super Market                                  6,600           204,468
                                                                 ---------------
                                                                       3,411,389
                                                                 ---------------
ENERGY - 4.2%
   CE Franklin *                                        48,200           262,208
   Dresser-Rand Group *                                 16,800           413,784
   ENGlobal *                                           33,700           194,449
   Geokinetics *                                         3,907            18,402
   Knightsbridge Tankers                                16,500           218,295
   Lufkin Industries                                    12,900           450,210
   Magellan Petroleum *                                211,066           166,742
   Newpark Resources *                                  55,100           154,280
   Oil States International *                           17,000           321,300
   OMNI Energy Services *                               38,602            44,392
   T-3 Energy Services *                                11,300           151,759
   Teekay Tankers, Cl A                                 15,600           188,136
   TGC Industries *                                     79,905           254,098
                                                                 ---------------
                                                                       2,838,055
                                                                 ---------------
FINANCIALS - 21.8%
   1st Source                                           14,100           276,924
   Advance America Cash Advance Centers                 49,990           199,960
   American Physicians Capital                           3,900           162,474
   American Physicians Service Group                    26,200           526,358
   Amerisafe *                                          32,900           505,344
   Bancorpsouth                                          7,000           162,750
   Cash America International                            8,500           190,060
   City Holding                                          6,900           203,481
   CNA Surety *                                         35,100           675,675
   Community Trust Bancorp                              13,100           396,406
   EMC Insurance Group                                   7,800           176,748
   Entertainment Properties Trust REIT                   8,300           191,813
   EZCORP, Cl A *                                       27,000           334,530
   First Financial                                      16,600           615,860
   First Financial Bancorp                              24,400           263,276
   FNB                                                  37,100           278,992
   Harleysville Group                                   14,000           404,880
   Heritage Financial                                   12,800           144,256
   Investment Technology Group *                        13,900           316,642
   Kite Realty Group Trust REIT                         25,100            87,850
   Liberty Property Trust REIT                           7,900           192,286
   LTC Properties REIT                                  23,800           428,638
   MarketAxess Holdings *                               26,900           257,971
   Mercer Insurance Group                               18,600           271,932
   National Health Investors REIT                       20,000           536,400

See note to schedule of investments.


                               4 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   NBT Bancorp                                           8,400   $       198,912
   OceanFirst Financial                                 15,300           185,895
   Ocwen Financial *                                    12,800           142,336
   Omega Healthcare Investors REIT                      14,200           223,224
   One Liberty Properties REIT                          20,629            84,167
   Platinum Underwriters Holdings                       13,900           399,903
   PMC Commercial Trust REIT                            28,400           200,220
   ProAssurance *                                        6,000           263,640
   PS Business Parks REIT                               13,600           595,000
   Republic Bancorp, Cl A                                9,200           204,608
   Resource America, Cl A                               46,600           231,136
   Resource Capital REIT                                28,400            89,460
   Safety Insurance Group                                9,100           300,755
   SeaBright Insurance Holdings *                       14,300           132,704
   Simmons First National, Cl A                         11,400           295,602
   Southside Bancshares                                 30,450           648,585
   Specialty Underwriters' Alliance *                   42,500           152,575
   SWS Group                                            19,900           254,521
   Tompkins Financial                                   11,400           480,510
   Tower Group                                          18,100           492,139
   TowneBank                                             9,200           158,516
   Trustmark                                             8,500           184,790
   UMB Financial                                         3,900           178,503
   Urstadt Biddle Properties, Cl A REIT                 14,300           219,648
   Validus Holdings                                     11,200           250,880
   WesBanco                                             17,800           354,042
                                                                 ---------------
                                                                      14,723,777
                                                                 ---------------
HEALTH CARE - 6.6%
   Allied Healthcare International *                   154,500           241,020
   Continucare *                                       144,200           285,516
   Gen-Probe *                                          11,000           529,760
   Hanger Orthopedic Group *                            12,200           169,702
   Harvard Bioscience *                                 48,800           141,520
   Hi-Tech Pharmacal *                                  26,300           198,565
   Magellan Health Services *                            8,900           263,084
   Mediware Information Systems *                       40,400           162,812
   MEDNAX *                                              4,100           147,190
   Owens & Minor                                        10,700           371,076
   RehabCare Group *                                    13,500           225,450
   Res-Care *                                           17,600           281,952
   ResMed *                                              3,700           142,265
   STERIS                                               23,000           554,300
   Varian *                                              5,300           175,006
   Watson Pharmaceuticals *                             10,900           337,246
   Young Innovations                                    13,300           206,150
                                                                 ---------------
                                                                       4,432,614
                                                                 ---------------
INDUSTRIAL - 17.1%
   Altra Holdings *                                     22,400           122,528

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   Ampco-Pittsburgh                                     10,200   $       248,472
   Apogee Enterprises                                   25,000           335,000
   Astronics *                                          14,900           164,943
   Beacon Roofing Supply *                              12,300           195,570
   BlueLinx Holdings *                                  46,000           143,980
   Chart Industries *                                    7,400           102,342
   Cintas                                                5,500           141,130
   CIRCOR International                                 15,500           398,815
   Columbus McKinnon *                                  13,500           174,960
   Comfort Systems USA                                  40,900           441,311
   Cubic                                                21,200           608,652
   Ducommun                                             18,200           315,224
   Ecology and Environment, Cl A                        23,800           320,348
   Ennis                                                39,800           358,200
   Equifax                                               7,300           212,868
   Espey Manufacturing & Electronics                    14,900           227,374
   Esterline Technologies *                              4,500           118,575
   Federal Signal                                       41,500           322,455
   Flowserve                                             9,000           611,100
   Gardner Denver *                                     15,700           417,934
   GP Strategies *                                      62,000           248,000
   Hub Group *                                           6,700           154,100
   Hubbell, Cl B                                        12,800           424,960
   Integrated Electrical Services *                     19,700           189,317
   International Shipholding                             9,700           203,700
   Intersections *                                      24,500            80,605
   Kforce *                                             35,000           381,850
   Manpower                                              4,300           185,287
   Marten Transport *                                   21,700           450,058
   Mueller Industries                                   16,700           366,899
   North American Galvanizing & Coatings *              35,900           166,935
   Pacer International                                  40,900           173,416
   Saia *                                               13,900           181,534
   Shaw Group *                                          7,000           234,710
   SIFCO Industries *                                   29,000           230,550
   SkyWest                                              18,200           219,128
   SL Industries *                                      18,600           140,430
   SPX                                                  10,200           470,934
   Thomas & Betts *                                      5,900           183,608
   Timken                                               19,500           313,560
   Tredegar                                             15,700           276,006
   Watson Wyatt Worldwide                                4,800           254,640
                                                                 ---------------
                                                                      11,512,008
                                                                 ---------------
INFORMATION TECHNOLOGY - 13.7%
   Airvana *                                            80,100           455,769
   Analysts International *                            159,900           100,577
   Atmel *                                              61,700           236,928
   Brightpoint *                                        35,000           182,350
   CGI Group *                                          41,700           370,296

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 5

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   CIBER *                                              51,800   $       167,314
   Cirrus Logic *                                       63,700           296,205
   Communications Systems                               25,100           209,836
   Computer Task Group *                                55,000           215,600
   Compuware *                                          40,200           300,696
   Datalink *                                           57,000           189,240
   DDi *                                                58,400           198,560
   Diebold                                               5,600           148,008
   Dynamics Research *                                   6,556            54,087
   Forrester Research *                                 13,200           335,412
   GSI Technology *                                     80,100           247,509
   GTSI *                                               44,300           199,350
   Ingram Micro, Cl A *                                 42,400           615,648
   Lattice Semiconductor *                             103,600           180,264
   Lionbridge Technologies *                           156,100           210,735
   ManTech International, Cl A *                         3,600           130,284
   Microtune *                                          94,700           197,923
   Multi-Fineline Electronix *                          16,500           331,155
   Novatel Wireless *                                   30,100           206,185
   OSI Systems *                                        10,300           193,125
   Pegasystems                                          26,400           461,208
   Pervasive Software Inc *                             34,802           170,878
   Pfsweb *                                             43,381            54,660
   Richardson Electronics                               56,500           202,270
   Rimage *                                             14,600           214,912
   S1 *                                                 63,600           394,320
   Sanmina-SCI *                                       446,900           250,264
   Semtech *                                            27,000           389,340
   Silicon Laboratories *                                7,600           252,776
   TeleTech Holdings *                                  15,800           209,666
   Telular *                                            92,500           185,000
   Tessco Technologies *                                23,900           218,685
   White Electronic Designs *                           52,300           230,643
                                                                 ---------------
                                                                       9,207,678
                                                                 ---------------
MATERIALS - 6.3%
   Airgas                                                7,000           301,840
   Aptargroup                                            9,800           304,094
   FMC                                                   8,900           433,697
   Friedman Industries                                  52,100           279,777
   Glatfelter                                           39,200           348,096
   Horsehead Holding *                                  25,500           182,070
   Innophos Holdings                                     9,400           139,402
   Innospec                                             10,031            78,844
   Lubrizol                                              4,900           211,778
   Quaker Chemical                                      18,100           211,770
   RPM International                                    18,100           250,142
   Sonoco Products                                      27,500           671,275
   Stepan                                                8,000           316,560
   Synalloy                                             15,800            95,274

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
MATERIALS - (CONTINUED)
   UFP Technologies *                                   49,100   $       245,009
   Valspar                                               7,000           168,000
                                                                 ---------------
                                                                       4,237,628
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.8%
   D&E Communications                                   21,700           121,520
   Partner Communications                               12,000           195,000
   Syniverse Holdings *                                 19,900           250,740
                                                                 ---------------
                                                                         567,260
                                                                 ---------------
UTILITIES - 4.4%
   Atmos Energy                                         25,000           617,750
   CH Energy Group                                       4,500           199,980
   Florida Public Utilities                             19,400           237,650
   Laclede Group                                         8,700           301,716
   Maine & Maritimes                                     5,500           192,500
   New Jersey Resources                                 17,400           572,808
   South Jersey Industries                               5,700           197,847
   UGI                                                  27,200           623,968
                                                                 ---------------
                                                                       2,944,219
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $70,349,046)                                              63,506,844
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 4.1%
   iShares Russell 2000 Value Index Fund                22,200         1,010,544
   iShares S&P SmallCap 600 Value Index Fund            22,500         1,040,850
   Rydex S&P Smallcap 600 Pure Value ETF                33,000           713,790
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $3,056,299)                                                2,765,184
                                                                 ---------------
REPURCHASE AGREEMENT - 1.8%
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures on
      05/01/09, repurchase price $1,200,163
      (collateralized by a U.S. Treasury
      Note obligation, par value $1,089,800,
      4.250%, 11/15/13, total market value
      $1,225,128)                              $     1,200,158         1,200,158
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,200,158)                                                1,200,158
                                                                 ---------------
TOTAL INVESTMENTS - 100.2%
   (Cost $74,605,503) ++                                              67,472,186
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.2)%                                (131,063)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    67,341,123
                                                                 ===============

See note to schedule of investments.


                               6 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $74,605,503, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,683,800 AND $(11,817,117), RESPECTIVELY.

CL    - CLASS
ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 7

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CORE EQUITY FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 97.7%+
CONSUMER DISCRETIONARY - 9.7%
   Autoliv                                              11,100   $       273,837
   Best Buy                                             10,800           414,504
   Brinker International                                20,100           356,172
   Coach *                                              36,100           884,450
   Fortune Brands                                        6,200           243,722
   Home Depot                                           42,195         1,110,573
   KB Home                                              16,000           289,120
   Limited Brands                                       32,800           374,576
   Macy's                                               83,400         1,140,912
   Nordstrom                                            19,400           439,022
   Starwood Hotels & Resorts Worldwide                  14,700           306,642
   Target                                                6,000           247,560
                                                                 ---------------
                                                                       6,081,090
                                                                 ---------------
CONSUMER STAPLES - 11.4%
   Altria Group                                         31,000           506,230
   Archer-Daniels-Midland                                9,200           226,504
   ConAgra Foods                                        77,100         1,364,670
   Kimberly-Clark                                       22,905         1,125,552
   Procter & Gamble                                     19,800           978,912
   Reynolds American                                    15,700           596,286
   Safeway                                              30,700           606,325
   Wal-Mart Stores                                      26,100         1,315,440
   Whole Foods Market                                   19,600           406,308
                                                                 ---------------
                                                                       7,126,227
                                                                 ---------------
ENERGY - 13.8%
   BP PLC, SP ADR                                       29,400         1,248,324
   Chevron                                              20,900         1,381,490
   ConocoPhillips                                       35,530         1,456,730
   Exxon Mobil                                          20,100         1,340,067
   Marathon Oil                                         11,200           332,640
   Nabors Industries *                                  57,700           877,617
   Patterson-UTI Energy                                 30,600           388,926
   Peabody Energy                                        9,100           240,149
   Sunoco                                                8,900           235,939
   Tesoro                                               19,800           301,950
   Valero Energy                                        44,200           876,928
                                                                 ---------------
                                                                       8,680,760
                                                                 ---------------
FINANCIALS - 9.9%
   Aflac                                                18,600           537,354
   Allstate                                             32,900           767,557
   American Express                                     12,400           312,728
   Chubb                                                15,300           595,935
   Fidelity National Financial, Cl A                    22,000           398,860
   Goldman Sachs Group                                  12,510         1,607,535
   JPMorgan Chase                                       27,820           918,060

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   MetLife                                              22,300   $       663,425
   Progressive *                                        27,800           424,784
                                                                 ---------------
                                                                       6,226,238
                                                                 ---------------
HEALTH CARE - 14.1%
   AmerisourceBergen                                    13,900           467,595
   Amgen *                                              38,900         1,885,483
   Coventry Health Care *                               20,700           329,337
   DaVita *                                             11,700           542,529
   Forest Laboratories *                                23,500           509,715
   GlaxoSmithKline PLC, SP ADR                          13,200           406,032
   Pfizer                                              138,309         1,847,808
   UnitedHealth Group                                   69,000         1,622,880
   WellPoint *                                          29,200         1,248,592
                                                                 ---------------
                                                                       8,859,971
                                                                 ---------------
INDUSTRIAL - 10.0%
   Alaska Air Group *                                    8,800           147,664
   Boeing                                               21,800           873,090
   Caterpillar                                          18,500           658,230
   Cooper Industries, Cl A                               8,500           278,715
   FedEx                                                 9,400           526,024
   General Electric                                     81,955         1,036,731
   Northrop Grumman                                     26,360         1,274,506
   Parker Hannifin                                      15,150           687,053
   Rockwell Automation                                  17,100           540,189
   Union Pacific                                         4,900           240,786
                                                                 ---------------
                                                                       6,262,988
                                                                 ---------------
INFORMATION TECHNOLOGY - 18.3%
   Affiliated Computer Services, Cl A *                 11,200           541,856
   Computer Sciences *                                  23,300           861,168
   Corning                                              48,000           701,760
   eBay *                                               16,900           278,343
   EMC *                                               115,700         1,449,721
   Hewlett-Packard                                      26,600           957,068
   Intel                                               127,940         2,018,893
   International Business Machines                      13,060         1,347,923
   Jabil Circuit                                        79,400           643,140
   LSI *                                                74,700           286,848
   Microsoft                                            37,425           758,230
   Symantec *                                           82,800         1,428,300
   Tellabs *                                            38,000           199,120
                                                                 ---------------
                                                                      11,472,370
                                                                 ---------------
MATERIALS - 2.9%
   Alcoa                                                46,840           424,839
   Dow Chemical                                         70,300         1,124,800
   Newmont Mining                                        7,100           285,704
                                                                 ---------------
                                                                       1,835,343
                                                                 ---------------

See note to schedule of investments.


                               8 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
TELECOMMUNICATION SERVICES - 3.4%
   AT&T                                                 12,000   $       307,440
   Embarq Corp                                           9,600           350,976
   Verizon Communications                               48,600         1,474,524
                                                                 ---------------
                                                                       2,132,940
                                                                 ---------------
UTILITIES - 4.2%
   CenterPoint Energy                                   25,900           275,576
   CMS Energy                                           26,000           312,520
   DTE Energy                                           30,300           895,971
   Pinnacle West Capital                                18,300           501,054
   PNM Resources                                        21,500           183,180
   Sempra Energy                                         9,800           450,996
                                                                 ---------------
                                                                       2,619,297
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $82,715,479)                                              61,297,224
                                                                 ---------------
REPURCHASE AGREEMENT - 3.6%
   Deutsche Bank Securities
      0.14%, dated 04/30/09, matures on
      05/01/09, repurchase price $2,270,202
      (collateralized by a U.S. Treasury
      Note obligation, par value $2,061,400,
      4.25%, 11/15/13, total market value
      $ 2,317,377)                             $     2,270,193         2,270,193
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $2,270,193)                                                2,270,193
                                                                 ---------------
TOTAL INVESTMENTS - 101.3%
   (Cost $84,985,672) ++                                              63,567,417
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (1.3)%                                (800,871)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    62,766,546
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $84,985,672 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,160,693 AND $(23,578,948), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNINFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 9

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

ENHANCED GROWTH FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 98.9%+
CONSUMER DISCRETIONARY - 1.6%
   Amazon.com *                                          8,700   $       700,524
   Comcast, Cl A                                        22,800           352,488
   Garmin @                                              5,800           146,102
                                                                 ---------------
                                                                       1,199,114
                                                                 ---------------
HEALTH CARE - 9.2%
   Alcon @                                               4,500           414,045
   Allergan                                             10,000           466,600
   Amgen *                                              12,000           581,640
   Amylin Pharmaceuticals *                             13,000           142,220
   Baxter International                                  4,000           194,000
   BioMarin Pharmaceuticals *                           18,000           231,480
   Celgene *                                            16,000           683,520
   Cephalon *                                            7,000           459,270
   Cerner *                                             11,500           618,700
   ev3 *                                                45,000           376,200
   Genzyme *                                            10,000           533,300
   Human Genome Sciences *                             120,000           262,800
   Intermune *                                          20,000           270,800
   Medicines *                                          22,000           219,560
   Schering-Plough                                      30,000           690,600
   Thermo Fisher Scientific *                           14,000           491,120
   United Therapeutics *                                 5,500           345,455
                                                                 ---------------
                                                                       6,981,310
                                                                 ---------------
INFORMATION TECHNOLOGY - 86.7%
   Accenture, Cl A @                                    35,700         1,050,651
   Activision Blizzard *                                49,200           529,884
   Adobe Systems *                                      44,500         1,217,075
   Akamai Technologies *                                10,050           221,301
   Altera                                               42,100           686,651
   Amdocs * @                                           26,700           558,831
   Analog Devices                                       21,650           460,712
   Anixter International *                               6,450           256,581
   Apple *                                              29,845         3,755,396
   Applied Materials                                    65,000           793,650
   Arrow Electronics *                                   4,200            95,508
   ASML Holding, Cl G                                   12,847           271,714
   AU Optronics, ADR                                    16,482           178,830
   Autodesk *                                           23,800           474,572
   Automatic Data Processing                            32,300         1,136,960
   Avnet *                                              10,190           223,059
   BMC Software *                                       14,000           485,380
   Broadcom, Cl A *                                     47,910         1,111,033
   Check Point Software Technologies * @                29,000           671,930
   Cisco Systems *                                     161,990         3,129,647
   Citrix Systems *                                     20,000           570,600
   Cognizant Technology Solutions, Cl A *               35,300           875,087
   Comtech Telecommunications *                          3,000           100,410
   Comverse Technology *                                42,000           300,300

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Corning                                              69,510   $     1,016,236
   Dell *                                               36,900           428,778
   eBay *                                               55,700           917,379
   Electronic Arts *                                    36,000           732,600
   EMC *                                                73,120           916,194
   F5 Networks *                                        18,500           504,495
   Fiserv *                                             10,900           406,788
   Flextronics International * @                        62,000           240,560
   Google, Cl A *                                        8,025         3,177,659
   Harris                                               13,150           402,127
   Hewlett-Packard                                      74,580         2,683,388
   IAC/InterActiveCorp *                                 9,125           146,182
   Intel                                               133,520         2,106,946
   International Business Machines                      19,550         2,017,755
   Intersil, Cl A                                       32,400           375,840
   Intuit *                                             12,750           294,907
   Juniper Networks *                                   67,200         1,454,880
   Kla-Tencor                                           15,000           416,100
   Lam Research *                                       17,200           479,536
   Linear Technology                                    15,350           334,323
   Marvell Technology Group * @                         62,500           686,250
   Maxim Integrated Products                            28,900           391,595
   McAfee *                                             28,200         1,058,628
   MEMC Electronic Materials *                          26,950           436,590
   Microchip Technology                                 18,000           414,000
   Microsoft                                           160,410         3,249,907
   National Semiconductor                               39,300           486,141
   Network Appliance *                                  39,700           726,510
   Nintendo, ADR                                        27,300           918,645
   Nokia, SP ADR                                        59,400           839,916
   Nuance Communications *                              22,000           293,700
   Nvidia *                                             38,125           437,675
   Open Text * @                                         7,500           246,225
   Oracle                                              115,900         2,241,506
   Paychex                                              17,900           483,479
   QUALCOMM                                             74,580         3,156,226
   Quality Systems                                      15,800           847,196
   Red Hat *                                            30,700           530,189
   Research In Motion * @                               26,480         1,840,360
   Salesforce.com *                                     17,250           738,473
   Samsung Electronics, GDR + ++                         3,000           681,000
   SAP, ADR                                             19,900           757,991
   Siliconware Precision Industries, ADR                66,009           493,087
   Symantec *                                           56,800           979,800
   SYNNEX *                                             16,300           350,939
   Taiwan Semiconductor Manufacturing,
      SP ADR                                            57,249           605,122
   Texas Instruments                                    44,500           803,670
   Varian Semiconductor Equipment Associates *          16,000           409,440
   VeriSign *                                           38,400           790,272

See note to schedule of investments.


                               10 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   VMware, Cl A *                                        8,000   $       208,640
   Western Digital *                                    13,300           312,816
   Xilinx                                               43,300           885,052
   Yahoo! *                                             32,835           469,212
                                                                 ---------------
                                                                      65,978,687
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.4%
   American Tower, Cl A *                               18,050           573,268
   Millicom International Cellular @                     6,450           312,567
   Tele Norte Leste Participacoes, ADR                  14,700           228,585
                                                                 ---------------
                                                                       1,114,420
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $78,093,801)                                              75,273,531
                                                                 ---------------
REPURCHASE AGREEMENT - 0.7%
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $535,847 (collateralized by a
      U.S. Treasury Note obligation,
      par value $486,600, 4.250%,
      11/15/13, total market value
      $547,024)                                $       535,845           535,845
   TOTAL REPURCHASE AGREEMENT
      (Cost $535,845)                                                    535,845
                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
      (Cost $78,629,646) +++                                          75,809,376
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.4%                                   271,379
                                                                 ---------------
NET ASSETS - 100.0%                                              $    76,080,755
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

@    THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S
      FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF 04/30/09 WAS $526,500 AND REPRESENTED 0.7% OF NET ASSETS.

+++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,629,646, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,837,301 AND $(14,657,571), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 11

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 95.0%+
CONSUMER DISCRETIONARY - 7.8%
   Coach                                                 1,980   $        48,510
   Kohl's *                                              2,344           106,300
   Lowe's                                                3,273            70,369
   NIKE, Cl B                                              800            41,976
   Nordstrom                                             2,413            54,606
   Staples                                               5,355           110,420
   Tiffany & Co.                                         1,159            33,541
   Yum! Brands                                           1,530            51,025
                                                                 ---------------
                                                                         516,747
                                                                 ---------------
CONSUMER STAPLES - 11.2%
   Cadbury PLC, SP ADR                                   1,311            39,448
   CVS Caremark                                          6,287           199,801
   Kellogg                                               1,160            48,848
   Kroger                                                2,440            52,753
   PepsiCo                                               1,327            66,032
   Philip Morris International                           3,218           116,492
   Procter & Gamble                                      1,440            71,194
   Wal-Mart Stores                                       2,950           148,680
                                                                 ---------------
                                                                         743,248
                                                                 ---------------
ENERGY - 14.4%
   BG Group PLC, SP ADR                                  1,280           101,530
   Cameron International *                               2,689            68,785
   EOG Resources                                           760            48,245
   Exxon Mobil                                           2,220           148,007
   Occidental Petroleum                                  2,531           142,470
   Schlumberger                                          1,692            82,891
   Suncor Energy                                         6,234           158,094
   Tenaris, ADR                                            861            21,542
   Ultra Petroleum *                                     1,802            77,126
   XTO Energy                                            3,201           110,947
                                                                 ---------------
                                                                         959,637
                                                                 ---------------
FINANCIALS - 10.5%
   American Express                                      2,082            52,508
   Goldman Sachs Group                                   1,199           154,072
   Hanover Insurance Group                               3,703           111,016
   Invesco                                               8,023           118,099
   JPMorgan Chase                                        3,950           130,350
   Wells Fargo                                           6,740           134,867
                                                                 ---------------
                                                                         700,912
                                                                 ---------------
HEALTH CARE - 11.4%
   Abbott Laboratories                                   1,988            83,198
   Baxter International                                  1,410            68,385
   Hospira *                                             2,715            89,242
   Johnson & Johnson                                     2,195           114,930
   Laboratory Corporation of America Holdings *            580            37,207
   Merck                                                 3,445            83,507

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Thermo Fisher Scientific *                            2,010   $        70,511
   UnitedHealth Group                                    1,280            30,106
   Wyeth                                                 3,089           130,974
   Zimmer Holdings *                                     1,101            48,433
                                                                 ---------------
                                                                         756,493
                                                                 ---------------
INDUSTRIAL - 10.5%
   3M                                                    1,180            67,968
   Danaher                                               4,544           265,551
   Deere                                                 1,547            63,829
   Donaldson                                             2,270            74,887
   Emerson Electric                                      3,209           109,234
   General Electric *                                    3,010            38,076
   Rockwell Collins                                      2,075            79,576
                                                                 ---------------
                                                                         699,121
                                                                 ---------------
INFORMATION TECHNOLOGY - 17.6%
   Accenture, Cl A                                       1,130            33,256
   Apple *                                                 550            69,206
   Applied Materials                                     4,665            56,960
   Cisco Systems *                                       9,643           186,303
   Citrix Systems *                                      3,870           110,411
   EMC *                                                 2,680            33,580
   Google, Cl A *                                          391           154,824
   Intel                                                 8,637           136,292
   Linear Technology                                     2,882            62,770
   Microsoft                                             4,212            85,335
   Oracle                                                8,543           165,222
   QUALCOMM                                              1,825            77,234
                                                                 ---------------
                                                                       1,171,393
                                                                 ---------------
MATERIALS - 7.5%
   Alcoa                                                 3,027            27,455
   Ecolab                                                2,660           102,543
   Praxair                                               3,417           254,942
   Weyerhaeuser                                          3,234           114,031
                                                                 ---------------
                                                                         498,971
                                                                 ---------------
UTILITIES - 4.1%
   Cleco                                                 2,941            62,026
   Exelon                                                1,122            51,758
   ITC Holdings                                            864            37,610
   Questar                                               3,090            91,835
   Wisconsin Energy                                        775            30,969
                                                                 ---------------
                                                                         274,198
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $7,409,701)                                                6,320,720
                                                                 ---------------

See note to schedule of investments.


                               12 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 4.7%
   Dreyfus Cash Management                             264,757   $       264,757
   Financial Select Sector SPDR                          4,298            46,504
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $316,286)                                                    311,261
                                                                 ---------------
TOTAL INVESTMENTS - 99.7%
   (Cost $7,725,987) ++                                                6,631,981
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                    16,889
                                                                 ---------------
NET ASSETS - 100.0%                                              $     6,648,870
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $7,725,987, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $279,032 AND $(1,373,038), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 13

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 92.0%+
AUSTRALIA - 0.9%
   BHP Billiton                                         15,000   $       362,684
   Commonwealth Bank of Australia                       12,000           306,194
   CSL                                                  13,000           325,191
   Dominion Mining                                      66,434           253,474
   Energy Resources of Australia (A)                    20,000           303,781
                                                                 ---------------
                                                                       1,551,324
                                                                 ---------------
AUSTRIA - 0.7%
   BWIN Interactive Entertainment *                     15,000           476,316
   Oesterreichische Post                                10,000           293,596
   Vienna Insurance Group *                             12,000           472,030
                                                                 ---------------
                                                                       1,241,942
                                                                 ---------------
BELGIUM - 1.1%
   Anheuser-Busch InBev (A)                             15,000           462,722
   Belgacom                                             10,000           292,207
   Delhaize Group                                        6,000           406,457
   Dexia                                                75,000           369,741
   Solvay                                                5,000           431,529
                                                                 ---------------
                                                                       1,962,656
                                                                 ---------------
BRAZIL - 1.2%
   Banco do Brasil                                      60,000           513,945
   Cia Vale do Rio Doce, ADR (A)                        30,000           495,300
   Empresa Brasileira de Aeronautica, ADR (A)           20,000           324,400
   Petroleo Brasileiro, ADR                             15,000           503,550
   Telecomunicacoes de Sao Paulo, ADR (A)               15,000           325,350
                                                                 ---------------
                                                                       2,162,545
                                                                 ---------------
CHINA - 1.5%
   China Shenhua Energy, Cl H                          200,000           561,287
   Dongfeng Motor Group, Cl H                          700,000           527,480
   Industrial & Commercial Bank of China, Cl H         900,000           517,932
   Jiangsu Expressway, Cl H                            700,000           499,481
   Tencent Holdings Ltd                                 50,000           445,158
                                                                 ---------------
                                                                       2,551,338
                                                                 ---------------
FRANCE - 10.1%
   Air Liquide (A)                                      10,000           818,404
   Alstom                                               10,000           632,905
   AXA *                                                44,311           747,213
   BNP Paribas                                          22,780         1,213,145
   Bouygues (A)                                         15,000           645,409
   Carrefour * (A)                                      15,000           613,059
   Christian Dior                                        9,000           609,387
   Credit Agricole                                      35,000           518,656
   France Telecom                                       45,000         1,004,432
   GDF Suez (A)                                         32,089         1,159,076
   Groupe Danone                                         8,000           382,482

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FRANCE - (CONTINUED)
   L'Oreal                                               6,000   $       430,431
   Neopost                                               5,000           425,212
   Pernod-Ricard (A)                                     7,000           416,638
   Sanofi-Aventis (A)                                   27,746         1,606,830
   Societe Generale                                      7,000           362,735
   Sodexo                                               17,000           820,759
   Thales (A)                                           12,000           500,926
   Total                                                50,000         2,536,715
   Unibail-Rodamco REIT                                  4,000           600,317
   Vinci                                                10,000           452,501
   Vivendi                                              40,000         1,083,355
                                                                 ---------------
                                                                      17,580,587
                                                                 ---------------
GERMANY - 6.1%
   Adidas (A)                                           15,000           568,007
   Allianz (A)                                          10,000           922,731
   Bayer *                                              15,000           746,427
   Bilfinger Berger (A)                                 10,000           476,052
   Daimler                                              10,000           359,156
   Deutsche Bank                                        15,000           806,761
   Deutsche Telekom                                     35,000           423,260
   E.ON (A)                                             20,000           678,486
   Fresenius Medical Care KGAA (A)                      10,000           393,623
   K+S                                                   5,000           301,336
   Linde                                                12,000           957,872
   Muenchener Rueckversicherungs-
      Gesellschaft (A)                                   6,000           830,616
   RWE (A)                                              15,000         1,083,421
   SAP                                                  20,000           768,060
   Siemens                                               5,000           337,589
   Software *                                            5,000           313,046
   Solarworld (A)                                       20,000           572,903
                                                                 ---------------
                                                                      10,539,346
                                                                 ---------------

HONG KONG - 2.5%
   Cheung Kong Holdings                                 40,000           416,513
   China Mobile                                         60,000           521,029
   CLP Holdings                                         80,000           540,900
   Esprit Holdings                                      70,000           432,191
   Hang Seng Bank                                       40,000           446,965
   Hong Kong Exchanges and Clearing                     40,000           466,578
   Hutchison Whampoa                                    80,000           474,836
   Li & Fung                                           150,000           425,804
   Sun Hung Kai Properties                              50,000           520,964
                                                                 ---------------
                                                                       4,245,780
                                                                 ---------------
HUNGARY - 0.9%
   Magyar Telekom Telecommunications                    90,000           211,015
   MOL Hungarian Oil and Gas Nyrt                        5,000           241,114

See note to schedule of investments.


                               14 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HUNGARY - (CONTINUED)
   OTP Bank Nyrt *                                      60,000   $       784,596
   Richter Gedeon Nyrt                                   2,000           262,358
                                                                 ---------------
                                                                       1,499,083
                                                                 ---------------
INDIA - 1.5%
   Bharat Heavy Electricals ^                           10,000           333,089
   Bharti Airtel * ^                                    30,000           454,396
   Hero Honda Motors ^                                  15,000           356,785
   ICICI Bank, SP ADR (A)                               25,000           515,750
   Infosys Technologies, SP ADR                         20,000           616,200
   Punjab National Bank ^                               25,739           247,899
                                                                 ---------------
                                                                       2,524,119
                                                                 ---------------
IRELAND - 0.3%
   Experian                                             70,000           465,997
                                                                 ---------------
ISRAEL - 0.3%
   Teva Pharmaceutical, SP ADR (A)                      10,000           438,900
                                                                 ---------------
ITALY - 0.6%
   ENI                                                  25,000           544,125
   Intesa Sanpaolo                                     150,000           483,759
                                                                 ---------------
                                                                       1,027,884
                                                                 ---------------
JAPAN - 20.0%
   Air Water                                            40,000           328,128
   Asahi Breweries                                      35,000           439,363
   Astellas Pharma                                      20,000           650,984
   Bank of Yokohama                                     70,000           295,275
   Bridgestone                                          30,000           444,129
   Canon                                                20,000           598,256
   Central Japan Railway                                    50           295,579
   Chubu Electric Power                                 14,000           308,051
   Chuo Mitsui Trust Holdings                          130,000           423,139
   Daiichi Sankyo                                       20,000           335,632
   Daito Trust Construction                             10,000           414,723
   Daiwa House Industry                                 25,000           217,755
   Daiwa Securities Group                               50,000           259,075
   Denso                                                20,000           468,465
   East Japan Railway                                   13,000           732,914
   Fanuc                                                 6,000           430,136
   Fast Retailing                                        4,000           417,765
   FUJIFILM Holdings                                    16,000           405,597
   Fujitsu                                              60,000           255,526
   Hitachi                                              80,000           276,617
   Honda Motor (A)                                      30,000           865,443
   Hoya                                                 20,000           344,149
   Inpex Holdings                                           50           315,859
   Itochu                                               50,000           266,680
   Japan Tobacco                                           150           375,684
   JFE Holdings                                         14,000           379,740

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
JAPAN - (CONTINUED)
   JGC (A)                                              20,000   $       260,596
   Jupiter Telecommunications                              483           339,403
   Kao                                                  15,000           281,535
   KDDI                                                    100           448,185
   Keyence                                               2,200           387,487
   Komatsu                                              30,000           370,817
   Kyocera                                               5,000           386,331
   Marubeni                                            100,000           360,982
   Mitsubishi                                           35,000           535,895
   Mitsubishi Electric                                  50,000           264,145
   Mitsubishi Estate                                    20,000           260,191
   Mitsubishi Heavy Industries                          90,000           292,943
   Mitsui                                               45,000           473,636
   Mitsui Fudosan                                       25,000           313,324
   Mitsui OSK Lines                                     90,000           511,965
   Mitsui Sumitomo Insurance Group Holdings             12,000           325,492
   Mizuho Financial Group (A)                          200,000           417,765
   Nintendo                                              3,000           800,345
   Nippon Steel                                        200,000           669,235
   Nippon Telegraph and Telephone                        8,000           298,520
   Nissan Motor                                         80,000           413,709
   Nomura Holdings                                      50,000           298,621
   NTT DoCoMo                                              400           555,668
   Osaka Gas                                           150,000           476,070
   Panasonic                                            40,000           580,004
   Promise (A)                                          20,000           263,233
   Rakuten (A)                                             700           353,478
   Rengo (A)                                            60,000           298,114
   Resona Holdings (A)                                  30,000           400,324
   Ricoh                                                30,000           365,950
   Rohm                                                  8,000           489,150
   Sankyo                                                7,000           353,478
   Secom                                                10,000           369,093
   Seven & I Holdings                                   20,000           451,227
   Seven Bank                                              100           235,246
   Sharp (A)                                            40,000           416,143
   Shin-Etsu Chemical                                   19,000           917,055
   Shizuoka Bank                                        30,000           268,911
   Softbank                                             17,000           267,187
   Sony                                                 15,000           384,810
   Sumitomo                                             90,000           778,443
   Sumitomo Electric                                    50,000           483,675
   Sumitomo Mitsui Financial Group (A)                  20,000           689,515
   Sumitomo Trust & Banking                            100,000           414,723
   Suzuki Motor                                         15,000           280,166
   Takeda Pharmaceutical                                13,000           461,367
   Terumo                                               10,000           377,205
   TOKIO Marine Holding                                 20,000           526,262
   Tokuyama                                             40,000           236,869
   Tokyo Electric Power (A)                             20,000           468,465

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 15

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
JAPAN - (CONTINUED)
   Tokyo Gas                                           150,000   $       568,850
   Toshiba (A)                                          70,000           238,491
   Toyo Suisan Kaisha                                   10,000           194,889
   Toyota Motor                                         50,000         1,951,937
   UniCharm                                              5,000           348,307
                                                                 ---------------
                                                                      34,720,091
                                                                 ---------------
LUXEMBOURG - 0.6%
   ArcelorMittal                                        15,000           357,237
   Millicom International Cellular (A)                   9,000           436,140
   Oriflame Cosmetics, SDR                               6,000           261,799
                                                                 ---------------
                                                                       1,055,176
                                                                 ---------------
MALAYSIA - 0.1%
   Top Glove                                           120,000           187,079
                                                                 ---------------
MEXICO - 0.2%
   Fresnillo                                            40,000           316,582
                                                                 ---------------
NETHERLANDS - 3.8%
   Fugro                                                25,000           903,513
   Imtech (A)                                           30,000           471,553
   ING Groep                                            40,000           375,020
   Koninklijke Ahold (A)                                60,000           661,445
   Koninklijke DSM                                      10,000           312,450
   Koninklijke KPN                                      50,000           602,606
   Reed Elsevier (A)                                    30,000           331,754
   Royal Dutch Shell, Cl A                              48,000         1,115,850
   Royal Dutch Shell, Cl B                              21,333           491,375
   Unilever                                             50,000           993,980
   Wereldhave REIT                                       5,000           344,635
                                                                 ---------------
                                                                       6,604,181
                                                                 ---------------
NORWAY - 1.5%
   Fred Olsen Energy                                    15,000           479,799
   Statoil                                              42,265           803,423
   Tandberg (A)                                         40,000           570,275
   TGS Nopec Geophysical *                              50,000           375,462
   Yara International (A)                               15,000           408,971
                                                                 ---------------
                                                                       2,637,930
                                                                 ---------------
PHILIPPINES - 0.7%
   Aboitiz Power                                     2,000,000           219,201
   Ayala                                               100,000           457,013
   Philippine Long Distance Telephone                   12,000           542,212
                                                                 ---------------
                                                                       1,218,426
                                                                 ---------------
RUSSIA - 0.5%
   Gazprom, SP ADR                                      25,000           442,500
   Lukoil, SP ADR                                       10,000           441,200
                                                                 ---------------
                                                                         883,700
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
SINGAPORE - 1.9%
   DBS Group Holdings                                  100,000   $       641,675
   Keppel Corp                                         130,000           525,093
   Oversea-Chinese Banking                             150,000           595,745
   SembCorp Industries                                 200,000           368,794
   Singapore Exchange                                   60,000           254,103
   Singapore Telecom                                    91,900           157,667
   Singapore Telecommunications                        100,000           172,915
   SMRT                                                200,000           209,389
   Wilmar International                                150,000           362,715
                                                                 ---------------
                                                                       3,288,096
                                                                 ---------------
SOUTH KOREA - 1.9%
   Daishin Securities                                   30,000           417,381
   Hyundai Heavy Industries                              3,000           537,802
   Korea Zinc                                            6,000           647,701
   KT Freetel *                                         15,000           309,821
   LG Display                                           20,000           487,919
   Samsung Electronics                                   1,200           553,702
   Youngone                                             50,000           383,087
                                                                 ---------------
                                                                       3,337,413
                                                                 ---------------
SPAIN - 3.7%
   Abertis Infraestructuras                             20,000           359,883
   Banco Bilbao Vizcaya Argentaria (A)                  53,414           585,164
   Banco Santander (A)                                 200,000         1,923,789
   Iberdrola                                            60,000           476,316
   Red Electrica                                         9,000           378,552
   Tecnicas Reunidas                                    15,000           535,062
   Telefonica                                           90,000         1,715,930
   Viscofan                                             20,000           374,173
                                                                 ---------------
                                                                       6,348,869
                                                                 ---------------
SWEDEN - 1.9%
   Assa Abloy, Cl B ^                                   20,000           235,463
   Atlas Copco, Cl A ^ (A)                              40,000           371,850
   Boliden ^                                            35,000           219,965
   Elekta, Cl B ^ (A)                                   30,000           346,100
   Hennes & Mauritz, Cl B ^                             10,000           445,199
   Hexagon, Cl B ^                                      30,000           228,617
   Nordea Bank ^                                        70,000           520,684
   Skandinaviska Enskilda Banken, Cl A * ^              45,000           174,696
   Svenska Handelsbanken, Cl A ^                        15,000           261,307
   Telefonaktiebolaget LM Ericsson, Cl B ^              50,000           424,695
                                                                 ---------------
                                                                       3,228,576
                                                                 ---------------
SWITZERLAND - 8.2%
   ABB                                                  45,000           645,420
   Actelion *                                           10,000           457,791
   Credit Suisse Group                                  27,477         1,073,706

See note to schedule of investments.


                               16 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
SWITZERLAND - (CONTINUED)
   Geberit                                               6,000   $       643,974
   Julius Baer Holding                                  12,000           399,527
   Nestle (A)                                           87,000         2,847,786
   Novartis                                             60,002         2,281,585
   Roche Holding                                        18,833         2,384,342
   Sonova Holding                                       10,000           654,926
   Swiss Reinsurance                                    15,000           361,151
   Syngenta                                              4,700         1,008,893
   UBS *                                                50,000           698,734
   Zurich Financial Services                             4,498           844,151
                                                                 ---------------
                                                                      14,301,986
                                                                 ---------------
TAIWAN - 0.3%
   Taiwan Semiconductor Manufacturing, SP
      ADR (A)                                           45,000           475,650
                                                                 ---------------
THAILAND - 1.4%
   Advanced Info Service                               200,000           450,616
   Banpu                                                50,000           402,437
   CP All                                              800,000           283,407
   Electricity Generating                              150,000           290,137
   Kasikornbank                                        200,000           297,577
   PTT                                                 150,000           439,989
   Siam Commercial Bank                                200,000           341,505
                                                                 ---------------
                                                                       2,505,668
                                                                 ---------------
TURKEY - 1.4%
   Turk Hava Yollari *                                 100,000           490,548
   Turkcell Iletisim Hizmetleri                         90,000           461,178
   Turkiye Garanti Bankasi *                           300,000           629,902
   Turkiye Halk Bankasi                                120,000           419,934
   Turkiye Is Bankasi, Cl C                            171,607           495,438
                                                                 ---------------
                                                                       2,497,000
                                                                 ---------------
UNITED KINGDOM - 16.2%
   AMEC                                                 50,000           460,080
   Amlin                                                70,000           373,574
   Anglo American                                       20,000           439,073
   AstraZeneca                                          38,085         1,343,739
   Autonomy *                                           25,000           529,240
   BAE Systems                                         150,000           794,969
   Balfour Beatty                                       75,000           374,185
   Barclays                                            300,000         1,249,316
   BG Group                                             90,000         1,455,242
   BHP Billiton                                         65,000         1,369,292
   BP                                                  160,000         1,142,063
   British American Tobacco                             59,170         1,434,674
   Cable & Wireless                                    400,000           887,614
   Cadbury                                              55,000           412,925
   Centrica                                            221,875           745,087

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
UNITED KINGDOM - (CONTINUED)
   Compass Group                                        70,000   $       335,518
   Croda International                                  60,000           482,862
   Diageo                                               50,000           601,358
   G4S                                                 175,000           489,038
   GlaxoSmithKline                                     104,044         1,614,601
   HSBC Securities                                     168,000         1,194,195
   John Wood Group                                     120,000           424,723
   Lloyds TSB Group                                    350,000           579,908
   Pearson                                              50,000           522,583
   Petrofac                                             75,000           637,418
   Premier Oil *                                        40,000           617,779
   Provident Financial                                  30,000           377,458
   Prudential                                           60,000           349,054
   Reckitt Benckiser Group                              25,000           986,361
   Rio Tinto                                            11,000           451,411
   RSA Insurance Group                                 250,000           485,229
   Standard Chartered                                   45,000           704,321
   Tesco                                               100,000           498,839
   Unilever                                             28,850           565,929
   United Utilities Group                               50,000           376,126
   Vodafone Group                                      700,385         1,292,040
   WH Smith                                            120,000           745,595
   William Morrison Supermarkets                       100,000           365,031
   WPP Group                                            60,000           414,072
                                                                 ---------------
                                                                      28,122,522
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $156,890,883)
                                                                     159,520,446
                                                                 ---------------
PREFERRED STOCK - 0.1%
BRAZIL - 0.1%
   Eletropaulo Metropolitana, Cl B                      20,000           260,856
                                                                 ---------------
   TOTAL PREFERRED STOCK
      (Cost $238,034)                                                    260,856
                                                                 ---------------
RIGHTS - 0.1%
FRANCE - 0.0%
   Pernod-Ricard *                                      17,000            72,584
                                                                 ---------------
UNITED KINGDOM - 0.1%
   Premier Oil *                                        17,778           146,489
                                                                 ---------------
   TOTAL RIGHTS
      (Cost $80,137)                                                     219,073
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 17

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 13.8%
   Goldman Sachs Financial Square
      Government Fund (B)                            5,225,000   $     5,225,000
   Invesco AIM Government & Agency
      Portfolio (B)                                  5,225,000         5,225,000
   iShares MCSI Japan Index Fund                       120,000         1,021,200
   iShares MSCI Brazil Index Fund (A)                   30,000         1,353,000
   iShares MSCI Hong Kong Index Fund (A)               160,000         1,899,200
   iShares MSCI Italy Index Fund (A)                    54,000           811,080
   iShares MSCI Taiwan Index Fund (A)                  240,000         2,452,800
   JPMorgan U.S. Government Money Market
      Fund (B)                                       5,225,000         5,225,000
   Market Vectors Russia (A)                            40,000           703,200
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $22,884,918)                                              23,915,480
                                                                 ---------------
REPURCHASE AGREEMENTS - 12.5%
   Bank of America (B)
      0.280%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $9,252,046 (collateralized by
      various corporate obligations,
      ranging in par value from
      $10,098 - $1,470,000,
      2.855% - 10.000%,
      05/15/09 - 12/31/99,
      total market value $9,714,573)           $     9,251,974         9,251,974
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $2,422,528 (collateralized by a
      U.S. Treasury Note obligation,
      par value $2,199,800, 4.250%,
      11/15/13, total market value
      $2,472,963)                                    2,422,519         2,422,519
   HSBC Securities (B)
      0.350%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $10,000,097 (collateralized by
      various corporate obligations,
      ranging in par value from
      $500,000 - $13,430,000,
      0.000% - 6.500%,
      01/29/10 - 02/25/39,
      total market value $10,500,839)               10,000,000        10,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $21,674,493)                                              21,674,493
                                                                 ---------------

                                                                      Value
                                                                 ---------------
TOTAL INVESTMENTS - 118.5%
   (Cost $201,768,465) ++                                        $   205,590,348
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (18.5)%                            (32,115,027)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   173,475,321
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2009 IS $4,620,745.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $201,768,465, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $17,516,819 AND $(13,694,936), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2009 IS $33,642,557.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF APRIL 30, 2009 WERE AS FOLLOWS:

                             PRINCIPAL                         NET
CONTRACTS                     AMOUNT                       UNREALIZED
TO BUY OR                   COVERED BY                    APPRECIATION
TO SELL        CURRENCY      CONTRACTS     EXPIRATION    (DEPRECIATION)
----------------------------------------------------------------------
Buy              JPY        300,000,000       06/09           ($91,998)
Sell             JPY        600,000,000       06/09             51,010
Sell             JPY        600,000,000       07/09            (30,079)
                                                         -------------
                                                              ($71,067)

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
JPY    - JAPANESE YEN
REIT   - REAL ESTATE INVESTMENT TRUST
SDR    - SWEDISH DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.


                               18 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                 FUND SECTORS+++

                                                                       % OF
SECTOR                                                               PORTFOLIO
Financials                                                             20.8%
Industrial                                                             11.2%
Energy                                                                  9.5%
Consumer Discretionary                                                  9.4%
Consumer Staples                                                        9.1%
Health Care                                                             8.7%
Materials                                                               7.3%
Telecommunication Services                                              6.9%
Information Technology                                                  6.0%
Registered Investment Companies                                         4.8%
Utilities                                                               4.6%
Repurchase Agreement                                                    1.4%
Preferred Stock                                                         0.2%
Rights                                                                  0.1%

+++ Excludes securities purchased with cash collateral received from securities lending.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 19

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.6%+
CONSUMER DISCRETIONARY - 8.6%
   Coach *                                              28,240   $       691,880
   Kohl's *                                             27,315         1,238,735
   Lowe's                                               30,470           655,105
   NIKE, Cl B                                           11,990           629,115
   Nordstrom                                            26,184           592,544
   Staples                                              67,279         1,387,293
   Tiffany & Co.                                        14,406           416,910
   Yum! Brands                                          17,160           572,286
                                                                 ---------------
                                                                       6,183,868
                                                                 ---------------
CONSUMER STAPLES - 12.3%
   Cadbury PLC, SP ADR                                  16,762           504,369
   CVS Caremark                                         70,022         2,225,299
   Kroger                                               24,060           520,177
   PepsiCo                                              25,207         1,254,300
   Philip Morris International                          44,878         1,624,584
   Procter & Gamble                                     14,270           705,509
   Wal-Mart Stores                                      40,521         2,042,258
                                                                 ---------------
                                                                       8,876,496
                                                                 ---------------
ENERGY - 11.0%
   BG Group PLC, SP ADR                                 13,250         1,050,990
   Cameron International *                              19,040           487,043
   Chevron                                               5,044           333,408
   EOG Resources                                         6,485           411,668
   Occidental Petroleum                                 20,282         1,141,674
   Schlumberger                                         27,054         1,325,375
   Smith International                                  19,801           511,856
   Suncor Energy                                        20,890           529,770
   Tenaris, ADR                                          8,235           206,040
   Ultra Petroleum *                                    10,110           432,708
   XTO Energy                                           43,225         1,498,179
                                                                 ---------------
                                                                       7,928,711
                                                                 ---------------
FINANCIALS - 3.5%
   American Express                                     23,001           580,085
   Goldman Sachs Group                                   9,340         1,200,190
   Invesco                                              49,075           722,384
                                                                 ---------------
                                                                       2,502,659
                                                                 ---------------
HEALTH CARE - 12.5%
   Abbott Laboratories                                  24,366         1,019,717
   Baxter International                                 21,500         1,042,750
   Hospira *                                            24,625           809,424
   Johnson & Johnson                                    30,633         1,603,944
   Laboratory Corporation of America Holdings *          6,000           384,900
   Merck                                                38,300           928,392
   Thermo Fisher Scientific *                           20,610           722,999
   UnitedHealth Group                                   14,000           329,280

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Wyeth                                                39,485   $     1,674,164
   Zimmer Holdings *                                    10,990           483,450
                                                                 ---------------
                                                                       8,999,020
                                                                 ---------------
INDUSTRIAL - 10.8%
   3M                                                   11,300           650,880
   Burlington Northern Santa Fe                         15,275         1,030,757
   Danaher                                              26,718         1,561,400
   Deere                                                15,145           624,883
   Donaldson                                            23,590           778,234
   Emerson Electric                                     26,816           912,817
   Expeditors International Washington                  39,502         1,371,114
   Rockwell Collins                                     21,990           843,317
                                                                 ---------------
                                                                       7,773,402
                                                                 ---------------
INFORMATION TECHNOLOGY - 27.0%
   Accenture, Cl A                                      12,280           361,400
   Apple *                                              13,200         1,660,956
   Applied Materials                                    47,924           585,152
   Automatic Data Processing                            18,712           658,662
   Cisco Systems *                                     162,304         3,135,713
   Citrix Systems *                                     33,000           941,490
   EMC *                                                29,000           363,370
   Google, Cl A *                                        6,016         2,382,155
   Intel                                               103,851         1,638,769
   Linear Technology                                    41,695           908,117
   Microsoft                                           124,129         2,514,854
   Oracle                                              104,773         2,026,310
   Paychex                                              32,304           872,531
   QUALCOMM                                             32,560         1,377,939
                                                                 ---------------
                                                                      19,427,418
                                                                 ---------------
MATERIALS - 8.3%
   Ecolab                                               28,500         1,098,675
   Monsanto                                             24,393         2,070,722
   Praxair                                              28,678         2,139,666
   Weyerhaeuser                                         19,650           692,859
                                                                 ---------------
                                                                       6,001,922
                                                                 ---------------
UTILITIES - 2.6%
   Cleco                                                30,115           635,125
   ITC Holdings                                          9,241           402,261
   Questar                                              15,520           461,254
   Wisconsin Energy                                      8,260           330,070
                                                                 ---------------
                                                                       1,828,710
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $77,671,545)
                                                                      69,522,206
                                                                 ---------------

See note to schedule of investments.


                               20 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANY - 2.5%
   Dreyfus Cash Management                           1,789,828   $     1,789,828
                                                                 ---------------
TOTAL REGISTERED INVESTMENT COMPANY
   (Cost $1,789,828)                                                   1,789,828
                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $79,461,373) ++                                              71,312,034
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                   669,356
                                                                 ---------------
NET ASSETS - 100.0%                                              $    71,981,390
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $79,461,373, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,321,857 AND $(11,471,196), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
PLC   - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 21

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 98.4%+
CONSUMER DISCRETIONARY - 9.8%
   Aeropostale *                                        41,300   $     1,402,961
   Apollo Group, Cl A *                                  9,400           591,730
   Big Lots *                                           49,100         1,357,124
   Coach *                                              69,700         1,707,650
   DIRECTV Group *                                      44,900         1,110,377
   Gap                                                  47,000           730,380
   Garmin                                               52,700         1,327,513
   McDonald's                                           14,700           783,363
   Netflix *                                            25,200         1,141,812
   Panera Bread, Cl A *                                 13,200           739,332
   Polo Ralph Lauren                                    17,200           926,048
   Shaw Communications, Cl B                            63,900           985,338
   Time Warner                                          43,266           944,497
   Time Warner Cable                                    10,860           350,018
   TJX Companies                                        48,100         1,345,357
                                                                 ---------------
                                                                      15,443,500
                                                                 ---------------
CONSUMER STAPLES - 8.6%
   Archer-Daniels-Midland                               71,500         1,760,330
   BJ's Wholesale Club *                                16,400           546,776
   ConAgra Foods                                        95,300         1,686,810
   Constellation Brands, Cl A *                         40,600           470,554
   Herbalife                                            38,300           759,106
   Kroger                                               67,800         1,465,836
   Pepsi Bottling Group                                 49,000         1,532,230
   PepsiAmericas                                        27,700           680,589
   Procter & Gamble                                     45,000         2,224,800
   Safeway                                              27,800           549,050
   SUPERVALU                                            32,700           534,645
   Sysco                                                57,100         1,332,143
                                                                 ---------------
                                                                      13,542,869
                                                                 ---------------
ENERGY - 17.2%
   Chevron                                             106,000         7,006,600
   ConocoPhillips                                       96,400         3,952,400
   Exxon Mobil                                         165,000        11,000,550
   Marathon Oil                                         35,100         1,042,470
   Overseas Shipholding Group                           14,700           422,037
   Petro-Canada                                         23,700           747,261
   Sunoco                                               45,500         1,206,205
   Valero Energy                                        81,300         1,612,992
                                                                 ---------------
                                                                      26,990,515
                                                                 ---------------
FINANCIALS - 21.7%
   Allstate                                             66,800         1,558,444
   American Financial Group                             64,900         1,140,942
   Ameriprise Financial                                 71,000         1,870,850
   Assurant                                             34,100           833,404
   Astoria Financial                                    38,400           317,184
   Axis Capital Holdings                                44,700         1,101,408

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Bank of America                                      36,900   $       329,517
   Bank of New York Mellon                              21,100           537,628
   BB&T                                                 63,500         1,482,090
   Chubb                                                46,000         1,791,700
   Cincinnati Financial                                 29,700           711,315
   Credicorp                                            30,700         1,535,614
   Endurance Specialty Holdings                         51,200         1,339,392
   Federated Investors, Cl B                            27,400           626,912
   Franklin Resources                                   29,700         1,796,256
   Hudson City Bancorp                                 123,400         1,549,904
   JPMorgan Chase                                       18,200           600,600
   Knight Capital Group, Cl A *                         38,400           594,816
   Lincoln National                                     21,700           243,908
   Moody's                                              62,600         1,847,952
   Morgan Stanley                                       46,200         1,092,168
   New York Community Bancorp                           49,800           563,238
   NYSE Euronext                                        64,800         1,501,416
   Odyssey Re Holdings                                  14,600           559,034
   Platinum Underwriters Holdings                       32,300           929,271
   Progressive                                          49,300           753,304
   Travelers                                            59,300         2,439,602
   Unum Group                                           39,000           637,260
   W.R. Berkley                                         48,900         1,169,199
   Wells Fargo                                         126,000         2,521,260
                                                                 ---------------
                                                                      33,975,588
                                                                 ---------------
HEALTH CARE - 13.3%
   Aetna                                                29,700           653,697
   AmerisourceBergen                                    43,000         1,446,520
   Amgen *                                              58,100         2,816,107
   Biogen Idec *                                        11,200           541,408
   Cardinal Health                                      46,800         1,581,372
   Endo Pharmaceuticals Holdings *                      35,300           583,862
   Forest Laboratories *                                27,900           605,151
   Johnson & Johnson                                    61,000         3,193,960
   Lincare Holdings *                                    4,900           118,237
   McKesson                                             32,900         1,217,300
   Pfizer                                              332,000         4,435,520
   UnitedHealth Group                                   55,800         1,312,416
   WellPoint *                                          56,400         2,411,664
                                                                 ---------------
                                                                      20,917,214
                                                                 ---------------
INDUSTRIAL - 7.7%
   Cummins                                              30,700         1,043,800
   Dover                                                32,800         1,009,584
   Gardner Denver *                                     35,800           952,996
   General Electric                                     56,000           708,400
   Goodrich                                             19,300           854,604
   L-3 Communications Holdings, Cl 3                    17,800         1,355,470
   Northrop Grumman                                     42,800         2,069,380

See note to schedule of investments.


                               22 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   Owens Corning *                                      31,000   $       554,900
   Raytheon                                             21,000           949,830
   Tyco International                                   56,600         1,344,816
   Union Pacific                                        23,500         1,154,790
                                                                 ---------------
                                                                      11,998,570
                                                                 ---------------
INFORMATION TECHNOLOGY - 4.6%
   Computer Sciences *                                  19,000           702,240
   Compuware *                                         110,900           829,532
   Microsoft                                            66,600         1,349,316
   NeuStar, Cl A *                                      63,700         1,210,937
   Sybase *                                             29,600         1,005,216
   Symantec *                                           81,600         1,407,600
   Texas Instruments                                    40,100           724,206
                                                                 ---------------
                                                                       7,229,047
                                                                 ---------------
MATERIALS - 2.6%
   Ball                                                 17,700           667,644
   Bemis                                                26,100           627,444
   Lubrizol                                             31,600         1,365,752
   Reliance Steel & Aluminum                            32,000         1,127,360
   United States Steel                                  12,700           337,185
                                                                 ---------------
                                                                       4,125,385
                                                                 ---------------
TELECOMMUNICATION SERVICES - 6.4%
   AT&T                                                258,000         6,609,960
   Verizon Communications                              114,200         3,464,828
                                                                 ---------------
                                                                      10,074,788
                                                                 ---------------
UTILITIES - 6.5%
   Alliant Energy                                       45,100         1,008,436
   DTE Energy                                           43,200         1,277,424
   Edison International                                 54,500         1,553,795
   Entergy                                               8,100           524,637
   FirstEnergy                                          21,300           871,170
   NRG Energy *                                         32,600           586,148
   NV Energy                                           116,600         1,195,150
   Public Service Enterprise Group                      42,700         1,274,168
   Sempra Energy                                        39,600         1,822,392
                                                                 ---------------
                                                                      10,113,320
                                                                 ---------------
   TOTAL COMMON STOCK
     (Cost $192,143,302)                                             154,410,796
                                                                 ---------------

Description                                         Par               Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - 1.6%
   Deutsche Bank Securities
     0.14%, dated 04/30/09, matures on
     05/01/09, repurchase price
     $2,555,532 (collateralized by a
     Treasury Note obligation, par value
     $2,320,500, 4.25%, 11/15/13,
     total market value $2,608,651)            $     2,555,522   $     2,555,522
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
     (Cost $2,555,522)
                                                                       2,555,522
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $194,698,824) ++
                                                                     156,966,318
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%
                                                                          (7,985)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   156,958,333
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $194,698,824, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,703,059 AND $(43,435,565), RESPECTIVELY.

CL    - CLASS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 23

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.0%+
CONSUMER DISCRETIONARY - 13.1%
   AFC Enterprises *                                    51,400   $       319,194
   Asbury Automotive Group                               3,100            29,977
   Big 5 Sporting Goods                                 11,400            93,822
   Bob Evans Farms                                       2,200            53,350
   Callaway Golf                                         8,400            63,420
   CKE Restaurants                                       8,300            79,431
   Columbia Sportswear                                   5,900           181,248
   Cracker Barrel Old Country Store                      6,600           215,226
   Harte-Hanks                                          14,400           118,944
   HOT Topic *                                          28,600           350,064
   Landry's Restaurants *                                8,600            78,604
   Men's Wearhouse                                       4,900            91,336
   Oxford Industries                                     3,800            37,012
   Regis                                                11,800           225,852
   Rent-A-Center *                                      15,900           306,075
   Sinclair Broadcast Group, Cl A                       32,200            35,742
   Stamps.com *                                          9,900            92,664
   Steiner Leisure *                                     2,200            69,608
   Texas Roadhouse *                                     8,800           100,144
                                                                 ---------------
                                                                       2,541,713
                                                                 ---------------
CONSUMER STAPLES - 3.4%
   Fresh Del Monte Produce *                             3,600            52,272
   Nash Finch                                            2,200            64,438
   Pantry *                                             11,200           264,544
   United Natural Foods *                                4,900           111,622
   Zhongpin *                                           19,900           174,125
                                                                 ---------------
                                                                         667,001
                                                                 ---------------
ENERGY - 4.3%
   Basic Energy Services *                               9,100            92,820
   Bronco Drilling *                                     4,800            26,352
   Complete Production Services *                        9,600            64,128
   General Maritime                                      6,566            65,200
   Knightsbridge Tankers                                11,600           153,468
   Western Refining *                                   12,900           162,411
   World Fuel Services                                   6,800           259,284
                                                                 ---------------
                                                                         823,663
                                                                 ---------------
FINANCIALS - 17.3%
   Agree Realty REIT                                     5,200            82,992
   Anthracite Capital REIT                              32,500            13,000
   Aspen Insurance Holdings                             12,800           301,824
   Capital Trust REIT, Cl A                              4,700             7,990
   Delphi Financial Group, Cl A                          2,800            48,356
   Dollar Financial *                                    9,700            97,970
   Encore Capital Group *                               25,600           223,744
   First Bancorp/ Puerto Rico                           28,600           157,586
   First Financial Holdings                              8,100            72,900
   First Midwest Bancorp                                16,900           149,734

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Hallmark Financial Services *                        10,400   $        69,888
   Horace Mann Educators                                 9,000            79,020
   Infinity Property & Casualty                          2,300            81,052
   IPC Holdings                                         11,400           296,856
   MB Financial                                          3,400            46,342
   Montpelier Re Holdings                               19,100           237,986
   Nelnet, Cl A *                                       10,100            60,903
   PacWest Bancorp                                       5,000            72,850
   Penson Worldwide *                                   24,000           243,360
   PHH *                                                 6,100           102,358
   Platinum Underwriters Holdings                        6,200           178,374
   RLI                                                   2,500           120,075
   Selective Insurance Group                            10,900           160,884
   Sovran Self Storage                                   4,500           101,430
   Sun Bancorp *                                        13,545            89,126
   Sunstone Hotel Investors REIT                        21,595           114,238
   TradeStation Group *                                  7,400            60,014
   Wilshire Bancorp                                      4,600            18,584
   WSFS Financial                                        2,200            59,642
                                                                 ---------------
                                                                       3,349,078
                                                                 ---------------

HEALTH CARE - 13.5%
   Alkermes *                                           18,400           140,760
   Centene *                                            17,400           319,638
   Chemed                                                2,200            93,126
   Computer Programs & Systems                           5,600           195,944
   CONMED *                                              7,800           103,896
   Gentiva Health Services *                             5,700            90,801
   Greatbatch *                                          7,200           151,488
   Healthspring *                                        6,800            62,764
   Invacare                                              6,500           100,035
   Kindred Healthcare *                                  7,200            93,744
   Maxygen *                                            10,500            61,425
   Medicis Pharmaceutical, Cl A                          7,500           120,525
   Odyssey HealthCare *                                 12,600           130,536
   Par Pharmaceutical *                                 12,400           133,052
   PAREXEL International *                               9,000            89,190
   RehabCare Group *                                    19,400           323,980
   Sirona Dental Systems *                               6,300           103,068
   STERIS                                                6,900           166,290
   ViroPharma *                                         23,100           130,053
                                                                 ---------------
                                                                       2,610,315
                                                                 ---------------

INDUSTRIAL - 15.3%
   AAR *                                                 5,800            87,406
   Alaska Air Group *                                   10,400           174,512
   American Railcar Industries                          17,700           161,424
   AO Smith                                              5,400           167,886
   Arkansas Best                                         7,800           180,024
   Beacon Roofing Supply *                               7,300           116,070

See note to schedule of investments.


                               24 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   CDI                                                   8,700   $       103,965
   Deluxe                                               10,200           147,900
   Dycom Industries *                                    8,300            69,886
   Federal Signal                                       10,900            84,693
   Gibraltar Industries                                  6,400            42,880
   Granite Construction                                  4,100           161,745
   H&E Equipment Services *                             13,300           100,149
   Herman Miller                                         9,500           141,265
   Houston Wire & Cable                                 12,700           122,428
   Knoll                                                24,400           172,752
   NN                                                   27,400            35,894
   PowerSecure International *                          31,800           131,652
   Republic Airways Holdings *                           5,900            42,244
   Saia *                                               17,100           223,326
   School Specialty *                                    4,100            76,957
   Spherion *                                           47,500           170,525
   Triumph Group                                         3,700           152,921
   United Stationers *                                   3,100           101,463
                                                                 ---------------
                                                                       2,969,967
                                                                 ---------------
INFORMATION TECHNOLOGY - 18.7%
   Acxiom                                               10,700           103,255
   Anaren *                                              7,700           100,177
   ATMI *                                                5,700            90,003
   Avocent *                                             8,100           116,964
   Benchmark Electronics *                               3,600            43,668
   Black Box                                             3,600            98,532
   CACI International, Cl A *                            2,400            94,920
   Checkpoint Systems *                                  4,700            57,105
   CPI International *                                  16,600           181,770
   CSG Systems International *                          24,600           356,700
   CTS                                                  33,300           202,131
   Electronics for Imaging *                             5,300            52,046
   Fair Isaac                                            6,800           114,376
   Insight Enterprises *                                 5,000            28,600
   IXYS                                                 20,700           197,478
   Kenexa *                                             12,400            81,344
   Manhattan Associates *                               16,100           267,582
   Micrel                                               14,900           111,750
   Multi-Fineline Electronix *                           5,400           108,378
   Plexus *                                              5,900           130,685
   Progress Software *                                   5,400           114,426
   Silicon Image *                                      16,300            44,336
   Standard Microsystems *                               4,700            74,542
   Sybase *                                             10,800           366,768
   SYNNEX *                                              8,900           191,617
   TIBCO Software *                                     45,500           287,560
                                                                 ---------------
                                                                       3,616,713
                                                                 ---------------

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
MATERIALS - 4.5%
   Buckeye Technologies *                               27,400   $       141,110
   Minerals Technologies                                 2,200            81,818
   NewMarket                                             2,100           132,300
   Olin                                                 13,400           168,840
   Schweitzer-Mauduit International                     10,800           248,076
   Westlake Chemical                                     5,000            93,500
                                                                 ---------------
                                                                         865,644
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.1%
   General Communication, Cl A *                        27,500           210,650
   iPCS *                                                8,300           120,516
   Syniverse Holdings *                                  6,200            78,120
                                                                 ---------------
                                                                         409,286
                                                                 ---------------
UTILITIES - 3.8%
   El Paso Electric *                                   12,300           169,740
   Nicor                                                 5,700           183,198
   NorthWestern                                          9,200           192,464
   Portland General Electric                            10,500           191,835
                                                                 ---------------
                                                                         737,237
                                                                 ---------------

   TOTAL COMMON STOCK
      (Cost $24,277,599)                                              18,590,617
                                                                 ---------------
REPURCHASE AGREEMENT - 4.0%
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurcashed price
      $774,709 (collateralized by a
      U.S. Treasury Note obligation,
      par value $703,500, 4.250%,
      11/15/13, total market value
      $790,858)                                $       774,706           774,706
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $774,706)                                                    774,706
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $25,052,305) ++                                              19,365,323
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                     4,606
                                                                 ---------------
NET ASSETS - 100.0%                                              $    19,369,929
                                                                 ===============

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 25

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,052,305, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,247,012 AND $(6,933,994), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               26 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 99.3%+
CONSUMER DISCRETIONARY - 15.2%
   American Greetings, Cl A (A)                         61,500   $       482,775
   Arctic Cat (A)                                      109,238           436,952
   Blyth                                                15,275           673,322
   Bob Evans Farms (A)                                  32,200           780,850
   Callaway Golf                                        60,700           458,285
   Cracker Barrel Old Country Store (A)                 22,000           717,420
   Ethan Allen Interiors (A)                            28,700           386,015
   Harman International Industries                      16,300           296,497
   Hooker Furniture                                     55,500           650,460
   Journal Communications, Cl A (A)                    204,900           317,595
   Landry's Restaurants (A)                             11,200           102,368
   Liberty Media, Cl A *                                73,100           387,430
   O'Charleys                                           54,100           377,077
   Polaris Industries (A)                               28,300           946,635
   RadioShack (A)                                       53,200           749,056
   Rent-A-Center *                                      20,600           396,550
   Ruby Tuesday * (A)                                  129,100           991,488
   Stage Stores                                         73,400           899,150
   Standard Motor Products (A)                         101,000           404,000
                                                                 ---------------
                                                                      10,453,925
                                                                 ---------------
CONSUMER STAPLES - 3.5%
   Cal-Maine Foods (A)                                  15,000           397,050
   Corn Products International                          22,000           525,800
   Del Monte Foods                                      34,800           262,740
   Fresh Del Monte Produce *                            31,200           453,024
   Nash Finch (A)                                        6,200           181,598
   Universal                                            19,000           573,040
                                                                 ---------------
                                                                       2,393,252
                                                                 ---------------
ENERGY - 3.6%
   Allis-Chalmers Energy * (A)                          34,400            66,392
   Holly                                                28,900           605,744
   Oil States International *                           13,900           262,710
   Overseas Shipholding Group (A)                       16,000           459,360
   SEACOR Holdings * (A)                                 8,500           558,620
   Tesoro (A)                                           27,100           413,275
   Walter Energy                                         6,000           136,800
                                                                 ---------------
                                                                       2,502,901
                                                                 ---------------
FINANCIALS - 29.3%
   1st Source                                            7,000           137,480
   Allied World Assurance Company
      Holdings (A)                                       7,000           259,980
   American Equity Investment Life Holding              41,200           231,956
   Anthracite Capital REIT (A)                         149,300            59,720
   Anworth Mortgage Asset REIT                          40,200           258,486
   Astoria Financial (A)                                50,500           417,130
   Banco Latinoamericano de Exportaciones,
      Cl E                                              66,700           820,410
   Bank of the Ozarks (A)                               24,300           603,369
   Capstead Mortgage REIT                               58,000           660,620

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Cathay General Bancorp (A)                           15,200   $       170,544
   CBL & Associates Properties REIT (A)                 12,245            97,225
   Cedar Shopping Centers REIT                          51,400           184,526
   Citizens Republic Bancorp *                               1                 2
   CNA Surety *                                         19,500           375,375
   Encore Capital Group * (A)                           53,900           471,086
   Evercore Partners, Cl A (A)                          12,000           226,560
   Federated Investors, Cl B (A)                        20,400           466,752
   Financial Federal                                    23,200           570,952
   First Bancorp (A)                                    38,629           470,115
   First Bancorp/ Puerto Rico (A)                       54,100           298,091
   First Financial Holdings                             11,000            99,000
   FirstMerit (A)                                       29,200           566,772
   GFI Group (A)                                        92,900           379,032
   Great Southern Bancorp (A)                           20,400           336,396
   Harleysville Group                                   14,600           422,232
   Hercules Technology Growth Capital (A)               55,651           334,463
   Horace Mann Educators                                57,600           505,728
   HRPT Properties Trust REIT                          177,300           764,163
   Huntington Bancshares (A)                           140,900           393,111
   Independent Bank (A)                                 49,665            89,397
   Integra Bank (A)                                     51,000           110,160
   International Bancshares (A)                         25,700           347,207
   IPC Holdings                                         25,200           656,208
   Medical Properties Trust REIT (A)                    91,200           487,008
   Montpelier Re Holdings                               49,900           621,754
   Ocwen Financial *                                    24,100           267,992
   Odyssey Re Holdings                                   6,200           237,398
   One Liberty Properties REIT (A)                      48,274           196,959
   Oriental Financial Group                             79,300           736,697
   Pacific Capital Bancorp N.A. (A)                     30,400           210,976
   Presidential Life (A)                                60,400           645,676
   Provident Bankshares (A)                             37,500           329,625
   RAIT Financial Trust REIT (A)                        38,200            56,536
   Republic Bancorp, Cl A (A)                           20,218           449,648
   Safety Insurance Group                               18,200           601,510
   SeaBright Insurance Holdings *                       22,600           209,728
   Selective Insurance Group                            32,800           484,128
   Sierra Bancorp (A)                                   18,000           216,180
   StanCorp Financial Group (A)                         25,400           696,722
   Sunstone Hotel Investors REIT (A)                    85,748           453,607
   TCF Financial (A)                                    34,300           477,113
   UCBH Holdings (A)                                    64,100            82,048
   Walter Investment Management REIT *                   2,191            17,528
   Webster Financial (A)                                63,500           332,105
   Whitney Holding (A)                                  24,400           291,824
   Zenith National Insurance                             8,900           202,831
                                                                 ---------------
                                                                      20,089,841
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 27

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - 5.8%
   Endo Pharmaceuticals Holdings * (A)                  17,500   $       289,450
   Kindred Healthcare *                                 23,400           304,668
   Kinetic Concepts * (A)                               27,600           683,376
   Lincare Holdings * (A)                               12,300           296,799
   Lumenis *                                                13                --
   Medicis Pharmaceutical, Cl A                         39,500           634,765
   Noven Pharmaceuticals * (A)                          57,000           588,240
   Par Pharmaceutical * (A)                             29,900           320,827
   Universal Health Services, Cl B                      16,800           846,720
                                                                 ---------------
                                                                       3,964,845
                                                                 ---------------
INDUSTRIAL - 15.9%
   Alaska Air Group *                                   10,400           174,512
   AO Smith                                             22,800           708,852
   Applied Industrial Technologies                      31,400           706,500
   Arkansas Best                                         5,942           137,141
   Crane (A)                                            16,600           383,294
   Deluxe (A)                                           46,200           669,900
   Dycom Industries *                                   82,700           696,334
   Ennis                                                44,500           400,500
   EnPro Industries *                                   26,500           422,940
   Genco Shipping & Trading (A)                         13,900           265,490
   Hubbell, Cl B                                        25,000           830,000
   Kelly Services, Cl A                                 52,300           594,128
   Ladish *                                             34,400           260,408
   Mueller Industries                                   23,600           518,492
   NACCO Industries, Cl A                               13,100           501,075
   Pacer International (A)                              72,900           309,096
   PAM Transportation Services *                        43,452           231,165
   Regal-Beloit (A)                                     12,000           487,560
   Ryder System                                         19,100           528,879
   Saia *                                               44,200           577,252
   Seaboard (A)                                            300           280,500
   Spherion * (A)                                      130,900           469,931
   Steelcase, Cl A                                      52,300           236,919
   Timken                                               24,000           385,920
   United Rentals * (A)                                 18,264           110,680
                                                                 ---------------
                                                                      10,887,468
                                                                 ---------------
INFORMATION TECHNOLOGY - 16.2%
   3Com * (A)                                          287,900         1,165,995
   Arris Group * (A)                                    47,800           510,026
   Benchmark Electronics *                              42,300           513,099
   Black Box                                             9,123           249,696
   CIBER *                                             121,000           390,830
   Convergys *                                          64,000           647,040
   CSG Systems International * (A)                       7,700           111,650
   CTS                                                 114,100           692,587
   Entegris * (A)                                      116,600           172,568
   Gerber Scientific * (A)                              96,700           381,965

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Gevity HR                                            16,792   $        66,496
   Imation                                              37,800           378,000
   JDA Software Group *                                 40,400           570,044
   Kenexa *                                             67,000           439,520
   MAXIMUS (A)                                           6,000           241,980
   Mentor Graphics * (A)                                22,600           151,872
   Methode Electronics                                  91,900           553,238
   Micrel                                               43,200           324,000
   Multi-Fineline Electronix *                          32,243           647,117
   NCR *                                                41,600           422,240
   Quantum * (A)                                       573,000           601,650
   Silicon Image *                                      81,100           220,592
   Skyworks Solutions *                                 36,800           325,312
   TNS *                                                33,288           560,903
   United Online (A)                                   138,800           735,640
                                                                 ---------------
                                                                      11,074,060
                                                                 ---------------
MATERIALS - 6.6%
   Carpenter Technology                                 33,800           698,646
   Ferro (A)                                            40,900           113,293
   Glatfelter (A)                                       73,200           650,016
   HB Fuller (A)                                        19,600           346,136
   NewMarket                                            12,300           774,900
   Olin                                                 24,300           306,180
   OM Group *                                           11,100           309,246
   Schulman A                                           38,500           604,065
   Spartech (A)                                         83,200           326,976
   Worthington Industries (A)                           25,900           385,910
                                                                 ---------------
                                                                       4,515,368
                                                                 ---------------

TELECOMMUNICATION SERVICES - 0.0%
   Frontier Communications                                   1                 7
                                                                 ---------------

UTILITIES - 3.2%
   Energen                                              11,700           422,604
   Nicor                                                 9,300           298,902
   NorthWestern                                         21,500           449,780
   NV Energy                                            22,800           233,700
   Portland General Electric                            41,700           761,859
                                                                 ---------------
                                                                       2,166,845
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $114,422,865)                                             68,048,512
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 15.5%
   Goldman Sachs Financial Square
      Government Fund (B)                            3,525,000         3,525,000
   Invesco AIM Government & Agency
      Portfolio (B)                                  3,525,000         3,525,000

See note to schedule of investments.


                               28 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - (CONTINUED)
   JPMorgan U.S. Government Money Market
      Fund (B)                                       3,525,000   $     3,525,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $10,575,000)                                              10,575,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 19.9%
   Bank of America (B)
      0.280%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $2,929,329 (collateralized by various
      corporate obligations, ranging in
      par value from $10,098 - $1,470,000,
      2.855% - 10.000%,
      05/15/09 - 12/31/99,
      total market value $3,025,612)           $     2,929,306   $     2,929,306
  Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $704,196 (collateralized by a
      U.S. Treasury Note obligation,
      par value $639,500, 4.250%,
      11/15/13, total market value
      $718,911)                                        704,193           704,193
  HSBC Securities (B)
      0.350%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $10,000,097 (collateralized by
      various corporate obligations,
      ranging in par value from
      $500,000 - $13,430,000,
      0.000% - 6.500%,
      01/29/10 - 02/25/39,
      total market value $10,443,408)               10,000,000        10,000,000
                                                                 ---------------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $13,633,499)                                              13,633,499
                                                                 ---------------

TOTAL INVESTMENTS - 134.7%
   (Cost $138,631,364) ++                                             92,257,011
                                                                 ---------------

OTHER ASSETS & LIABILITIES, NET - (34.7)%                            (23,751,466)
                                                                 ---------------

NET ASSETS - 100.0%                                              $    68,505,545
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $138,631,364, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,266,625 AND $(50,640,978), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2009 IS $22,022,203.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

      AMOUNTS DESIGNATED AS " -" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 29

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

VALUE MOMENTUM FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 97.8%+
CONSUMER DISCRETIONARY - 10.9%
   Autoliv                                              66,300   $     1,635,621
   Comcast, Cl A                                       346,500         5,086,620
   Home Depot                                          146,800         3,863,776
   McGraw-Hill                                          97,000         2,924,550
   News, Cl A                                          438,700         3,623,662
   Pulte Homes                                         170,000         1,956,700
   Starwood Hotels & Resorts Worldwide                  44,600           930,356
   Time Warner                                          98,799         2,156,784
   Time Warner Cable                                    24,799           799,272
   Washington Post, CI B                                 2,550         1,067,405
                                                                  --------------
                                                                      24,044,746
                                                                  --------------
CONSUMER STAPLES - 15.3%
   Altria Group                                        143,500         2,343,355
   Cadbury PLC, SP ADR                                 109,000         3,279,810
   Diageo, ADR                                          76,300         3,650,955
   Fomento Economico Mexicano, ADR                     124,900         3,535,919
   Henkel KGaA, ADR                                     87,500         2,145,500
   Kraft Foods, Cl A                                    73,900         1,729,260
   Nestle, ADR                                         156,600         5,081,670
   Philip Morris International                         106,000         3,837,200
   Wal-Mart Stores                                      90,000         4,536,000
   Walgreen                                            112,100         3,523,303
                                                                  --------------
                                                                      33,662,972
                                                                  --------------
ENERGY - 13.2%
   Chevron                                             120,000         7,932,000
   ConocoPhillips                                       45,500         1,865,500
   Exxon Mobil                                         118,700         7,913,729
   Halliburton                                          80,000         1,617,600
   Marathon Oil                                        164,400         4,882,680
   Peabody Energy                                       39,600         1,045,044
   Suncor Energy                                        45,500         1,153,880
   Williams                                            198,200         2,794,620
                                                                  --------------
                                                                      29,205,053
                                                                  --------------
FINANCIALS - 17.3%
   Aflac                                                90,000         2,600,100
   Bank of America                                     350,000         3,125,500
   Bank of New York Mellon                             141,700         3,610,516
   Berkshire Hathaway, CI B *                            2,550         7,815,750
   Goldman Sachs Group                                  18,300         2,351,550
   Hanover Insurance Group                              78,200         2,344,436
   JPMorgan Chase                                      237,800         7,847,400
   Loews                                                72,800         1,811,992
   Marsh & McLennan                                     89,000         1,877,010
   Travelers                                            39,600         1,629,144
   Wells Fargo                                         155,000         3,101,550
                                                                  --------------
                                                                      38,114,948
                                                                  --------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - 8.6%
   Baxter International                                 49,500   $     2,400,750
   Boston Scientific *                                 287,200         2,415,352
   Covidien                                             49,500         1,632,510
   Merck                                               202,200         4,901,328
   Pfizer                                              177,400         2,370,064
   Thermo Fisher Scientific *                           65,000         2,280,200
   UnitedHealth Group                                   45,000         1,058,400
   Wyeth                                                44,600         1,891,040
                                                                  --------------
                                                                      18,949,644
                                                                  --------------
INDUSTRIAL - 11.3%
   ABB, SP ADR                                          99,000         1,407,780
   Avery Dennison                                       31,700           911,058
   Boeing                                               31,100         1,245,555
   General Electric                                    465,000         5,882,250
   Honeywell International                             100,000         3,121,000
   Insituform Technologies, CI A *                      96,000         1,471,680
   Lockheed Martin                                      23,800         1,869,014
   Pitney Bowes                                         52,000         1,276,080
   Tyco International                                   63,000         1,496,880
   United Technologies                                  45,500         2,222,220
   Waste Management                                    150,000         4,000,500
                                                                  --------------
                                                                      24,904,017
                                                                  --------------
INFORMATION TECHNOLOGY - 15.0%
   Accenture, Cl A                                      54,500         1,603,935
   Cisco Systems *                                     146,600         2,832,312
   Corning                                             220,800         3,228,096
   Diebold                                              65,700         1,736,451
   Hewlett-Packard                                      64,400         2,317,112
   Intel                                                99,400         1,568,532
   International Business Machines                      56,000         5,779,760
   Microsoft                                           434,000         8,792,840
   Nokia, SP ADR                                       128,800         1,821,232
   Teradata *                                           65,000         1,086,800
   Western Union                                       135,000         2,261,250
                                                                  --------------
                                                                      33,028,320
                                                                  --------------
MATERIALS - 2.3%
   Alcoa                                                79,000           716,530
   Cabot                                                49,500           722,700
   Dow Chemical                                         46,900           750,400
   Rio Tinto, ADR                                        4,500           733,275
   Weyerhaeuser                                         64,500         2,274,270
                                                                  --------------
                                                                       5,197,175
                                                                  --------------
TELECOMMUNICATION SERVICES - 2.1%
   AT&T                                                145,000         3,714,900
   Sprint Nextel *                                     235,000         1,024,600
                                                                  --------------
                                                                       4,739,500
                                                                  --------------

See note to schedule of investments.


                               30 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
UTILITIES - 1.8%
   Questar                                             137,700   $     4,092,444
                                                                 ---------------
                                                                       4,092,444
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $264,111,827)                                            215,938,819
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 2.1%
   Dreyfus Cash Management                           4,579,963         4,579,963
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $4,579,963)                                                4,579,963
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $268,691,790) ++                                            220,518,782
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                   115,193
                                                                 ---------------
NET ASSETS - 100.0%                                              $   220,633,975
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $268,691,790, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,085,007 AND $(67,258,015) RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 31

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 86.2%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.3%                          113,820   $       781,941
   HighMark Core Equity Fund,
      Fiduciary Shares - 18.7%                       1,128,033         6,407,229
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 3.2% *                        158,323         1,094,012
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 9.4%                          223,918         3,215,459
   HighMark International Opportunities Fund,
      Fiduciary Shares - 11.2%                         785,821         3,850,522
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 11.5%                         558,799         3,922,767
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 12.1%                         491,479         4,128,422
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 9.8%                          322,373         3,343,013
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.9%                           82,867           648,018
   HighMark Value Momentum Fund,
      Fiduciary Shares - 6.1%                          197,256         2,108,671
                                                                 ---------------
  TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $45,310,219)                                              29,500,054
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 6.1%
   HighMark Bond Fund,
      Fiduciary Shares - 0%                                593             6,164
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 6.1%                          212,343         2,095,821
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $2,087,434)                                                2,101,985
                                                                  --------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 1.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 0.90% (A)                      433,837           433,837
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $433,837)                                                    433,837
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 5.6%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.8% *                     141,790   $       940,068
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.8%                        78,291           970,804
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $2,638,429)                                                1,910,872
                                                                  --------------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.0%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 1.0%                        77,285           343,918
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $415,802)                                                    343,918
                                                                 ---------------
TOTAL INVESTMENTS - 100.2%
   (Cost $50,885,721) +                                               34,290,666
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.2)%                                 (78,581)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    34,212,085
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $50,885,721 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,553 AND $(16,609,608), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               32 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 93.1%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.4%                           17,302   $       118,861
   HighMark Core Equity Fund,
      Fiduciary Shares - 22.1%                         188,607         1,071,290
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 4.0% *                         28,094           194,129
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 11.1%                          37,511           538,665
   HighMark International Opportunities Fund,
      Fiduciary Shares - 11.7%                         115,744           567,145
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 10.7%                          73,767           517,847
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 11.4%                          65,735           552,172
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 10.6%                          49,594           514,289
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 2.0%                           12,643            98,866
   HighMark Value Momentum Fund,
      Fiduciary Shares - 7.1%                           31,994           342,014
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $5,674,935)                                                4,515,278
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 0.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 0.90% (A)                       13,454            13,454
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $13,454)                                                      13,454
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 6.5%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.0% *                      21,807           144,584
   Lazard Emerging Markets Portfolio,
      Institutional Class - 3.5%                        13,783           170,904
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $371,804)                                                    315,488
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $6,060,193) +                                                 4,844,220
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                     5,588
                                                                 ---------------
NET ASSETS - 100.0%                                              $     4,849,808
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,060,193, AND THE UNREALIZED DEPRECIATION WAS $(1,215,973).

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 33

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 67.4%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.9%                           97,898   $       672,558
   HighMark Core Equity Fund,
        Fiduciary Shares - 13.7%                       864,245         4,908,909
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 2.4% *                        127,083           878,143
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 6.9%                          172,174         2,472,423
   HighMark International Opportunities Fund,
      Fiduciary Shares - 9.4%                          684,061         3,351,901
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 9.4%                          476,599         3,345,724
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 9.8%                          416,163         3,495,767
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 7.9%                          271,153         2,811,861
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.5%                           69,128           540,580
   HighMark Value Momentum Fund,
      Fiduciary Shares - 4.5%                          149,696         1,600,255
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $32,765,144)                                              24,078,121
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 23.7%
   HighMark Bond Fund,
      Fiduciary Shares - 9.1%                          313,144         3,256,693
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 14.6%                         526,206         5,193,657
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $8,397,949)                                                8,450,350
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 2.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 0.90% (A)                      807,967           807,967
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $807,967)                                                    807,967
                                                                 ---------------

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 4.4%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.3% *                     121,257   $       803,935
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.1%                        61,758           765,805
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT
      COMPANIES
      (Cost $1,877,557)                                                1,569,740
                                                                 ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.0%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 2.0%                       158,512           705,378
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED INVESTMENT
      COMPANY
      (Cost $809,779)                                                    705,378
                                                                 ---------------
TOTAL INVESTMENTS - 99.8%
   (Cost $44,658,396) +                                               35,611,556
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.2%                                    81,835
                                                                 ---------------
NET ASSETS - 100.0%                                              $    35,693,391
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $44,658,396, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $52,401 AND $(9,099,241), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               34 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 50.9%
   HighMark Bond Fund,
      Fiduciary Shares - 19.7%                         166,424   $     1,730,813
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 31.2%                         277,380         2,737,739
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $4,446,120)                                                4,468,552
                                                                 ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 39.6%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.1%                           13,424            92,219
   HighMark Core Equity Fund,
      Fiduciary Shares - 9.4%                          145,044           823,852
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.2% *                         15,720           108,625
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 4.7%                           28,847           414,244
   HighMark International Opportunities Fund,
      Fiduciary Shares - 1.6%                           28,381           139,068
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 7.0%                           87,682           615,526
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 5.8%                           60,353           506,965
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 4.5%                           38,040           394,477
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 0.8%                            9,255            72,371
   HighMark Value Momentum Fund,
      Fiduciary Shares - 3.5%                           28,702           306,827
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $3,596,960)                                                3,474,174
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 3.9%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 0.90% (A)                      346,350           346,350
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET
      REGISTERED INVESTMENT COMPANY
      (Cost $346,351)                                                    346,350
                                                                 ---------------

Description                                        Shares             Value
--------------------------------------------   ---------------   ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.4%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 3.4%                        67,202   $       299,048
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $334,504)                                                    299,048
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 2.4%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 1.3% *                      16,777   $       111,229
   Lazard Emerging Markets Portfolio,
      Institutional Class - 1.1%                         7,640            94,742
                                                                 ---------------
   TOTAL EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $189,766)                                                    205,971
                                                                 ---------------
TOTAL INVESTMENTS - 100.2%
   (Cost $8,913,701) +                                                 8,794,095
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.2)%                                 (15,097)
                                                                 ---------------
NET ASSETS - 100.0%                                              $     8,778,998
                                                                 ===============

----------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,913,701, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $71,926 AND $(191,532), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 35

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - 44.9%
CONSUMER DISCRETIONARY - 4.2%
   Comcast Cable Communications
      6.875%, 06/15/09                         $     4,530,000   $     4,553,927
   News America Holdings
      7.750%, 02/01/24                               1,000,000           867,687
   Staples
      9.750%, 01/15/14                               3,000,000         3,292,110
   Time Warner Entertainment
      8.375%, 03/15/23                               5,000,000         5,132,595
                                                                 ---------------
                                                                      13,846,319
                                                                 ---------------
CONSUMER STAPLES - 2.8%
   Coca-Cola
      3.625%, 03/15/14                               2,950,000         3,013,924
   General Mills
      5.700%, 02/15/17                               3,475,000         3,567,484
   Safeway
      7.500%, 09/15/09                               2,468,000         2,509,694
                                                                 ---------------
                                                                       9,091,102
                                                                 ---------------
ENERGY - 2.2%
   ConocoPhillips
      5.750%, 02/01/19                               4,000,000         4,083,328
   Shell International Finance
      4.000%, 03/21/14                               1,000,000         1,031,225
   Williams Cos (A)
      8.750%, 01/15/20                               2,000,000         2,055,000
                                                                 ---------------
                                                                       7,169,553
                                                                 ---------------
FINANCIALS - 12.3%
   Bank of America
      5.650%, 05/01/18                               5,000,000         4,070,350
   GE Global Insurance
      7.750%, 06/15/30                               5,000,000         4,038,290
   Goldman Sachs Group, MTN (B)
      1.461%, 03/02/10                               1,500,000         1,483,542
   HSBC Bank USA
      3.875%, 09/15/09                               4,200,000         4,161,436
   JPMorgan Chase
      3.125%, 12/01/11                              10,000,000        10,309,410
   JPMorgan Chase Bank
      6.000%, 10/01/17                               4,200,000         3,918,495
   Lehman Brothers Holdings, MTN (C)
      5.625%, 01/24/13                               4,000,000           580,000
   Merrill Lynch, MTN
      6.150%, 04/25/13                               2,000,000         1,838,800
   Morgan Stanley
      6.750%, 04/15/11                               5,500,000         5,621,984
   UNUM Group
      7.625%, 03/01/11                                 227,000           223,704

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
FINANCIALS - (CONTINUED)
   Wells Fargo
      3.000%, 12/09/11                         $     4,000,000   $     4,121,524
                                                                 ---------------
                                                                      40,367,535
                                                                 ---------------
FOREIGN GOVERNMENTS - 2.5%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                               1,125,000         1,397,266
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                               5,000,000         5,350,000
   Province of Saskatchewan
      9.375%, 12/15/20                               1,000,000         1,408,830
                                                                 ---------------
                                                                       8,156,096
                                                                 ---------------
HEALTH CARE - 4.5%
   Abbott Laboratories
      5.600%, 11/30/17                               3,900,000         4,097,375
   HCA
      7.875%, 02/01/11                                 999,000           979,020
   Pfizer
      6.200%, 03/15/19                               4,000,000         4,298,968
   UnitedHealth Group
      5.250%, 03/15/11                               4,500,000         4,571,289
   Wellpoint
      6.000%, 02/15/14                               1,000,000         1,012,681
                                                                 ---------------
                                                                      14,959,333
                                                                 ---------------
INDUSTRIAL - 1.8%
   Continental Airlines, Ser 98-1B (D)
      6.748%, 03/15/17                               1,162,164           790,272
   General Electric
      5.000%, 02/01/13                               5,000,000         5,132,075
                                                                 ---------------
                                                                       5,922,347
                                                                 ---------------
INFORMATION TECHNOLOGY - 3.1%
   Cisco Systems
      5.250%, 02/22/11                               2,000,000         2,126,382
      4.950%, 02/15/19                               2,000,000         2,035,562
   Hewlett-Packard
      4.750%, 06/02/14                               3,200,000         3,344,509
   International Business Machines
      6.500%, 01/15/28                               2,500,000         2,610,332
                                                                 ---------------
                                                                      10,116,785
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.3%
   Bell Atlantic Maryland
      8.000%, 10/15/29                               2,980,000         2,877,741
   New England Telephone & Telegraph
      7.875%, 11/15/29                               4,925,000         4,627,323
                                                                 ---------------
                                                                       7,505,064
                                                                 ---------------

See note to schedule of investments.


                               36 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
UTILITIES - 9.2%
   Duke Energy
      6.300%, 02/01/14                         $     4,000,000   $     4,218,172
   Exelon Generation LLC
      6.200%, 10/01/17                               4,000,000         3,709,308
   MidAmerican Energy Holdings
      5.750%, 04/01/18                               9,400,000         9,351,599
   MidAmerican Energy Holdings, Ser D
      5.000%, 02/15/14                                 400,000           400,964
   Oklahoma Gas & Electric
      6.650%, 07/15/27                               2,500,000         2,301,657
   Orange & Rockland Utilities, Ser G,
      Callable 06/22/09 @ 104.59
      7.000%, 03/01/29                               1,250,000         1,224,348
   Sempra Energy
      6.150%, 06/15/18                               4,000,000         3,845,104
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                               5,000,000         5,079,825
                                                                 ---------------
                                                                      30,130,977
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $151,401,849)                                            147,265,111
                                                                 ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 38.1%
   FHLMC Gold
      6.500%, 11/01/09                                     489               492
      6.000%, 10/01/09                                   2,371             2,392
      6.000%, 06/01/13                                 681,515           711,221
      6.000%, 09/01/13                                 657,529           685,764
      6.000%, 09/01/17                               2,027,952         2,139,450
      6.000%, 11/01/17                                 675,317           707,719
      5.500%, 03/01/17                                 603,888           631,464
      5.500%, 08/01/21                               5,513,791         5,738,435
      5.000%, 10/01/20                               1,199,066         1,243,797
      5.000%, 07/01/35                                 672,302           692,326
      4.500%, 05/01/19                               1,530,778         1,579,332
      4.500%, 07/01/19                               4,564,685         4,709,471
      4.500%, 04/01/20                                 601,559           620,639
      4.000%, 04/01/18                               3,519,253         3,610,740
   FHLMC, CMO REMIC Ser 1666, Cl J
      6.250%, 01/15/24                               2,000,000         2,171,268
   FNMA
      8.500%, 05/01/25                                  23,586            25,827
      8.000%, 08/01/24                                   2,085             2,281
      8.000%, 09/01/24                                     466               510
      8.000%, 06/01/30                                  14,770            16,144
      7.500%, 12/01/26                                 186,823           203,749
      7.000%, 12/01/10                                  65,665            65,990

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA (continued)
      7.000%, 05/01/30                         $        40,348   $        43,545
      6.500%, 04/01/14                                 408,414           432,345
      6.500%, 05/01/26                                  66,064            71,030
      6.500%, 01/01/28                                  20,965            22,541
      6.500%, 03/01/28                                  30,450            32,739
      6.500%, 04/01/28                                 112,633           121,100
      6.500%, 01/01/29                                 623,413           670,277
      6.500%, 06/01/29                                 289,928           311,542
      6.500%, 06/01/29                                 426,090           457,854
      6.500%, 07/01/29                                 355,017           381,482
      6.500%, 08/01/29                                 146,277           157,182
      6.500%, 05/01/30                                 499,111           536,318
      6.000%, 09/01/10                                   5,064             5,185
      6.000%, 05/01/11                                  16,598            17,438
      6.000%, 01/01/12                                  13,372            14,049
      6.000%, 01/01/12                                  10,242            10,761
      6.000%, 03/01/13                                  55,487            58,399
      6.000%, 05/01/16                                 537,781           567,685
      6.000%, 10/01/16                                 720,332           760,387
      6.000%, 11/01/17                               1,602,789         1,691,913
      6.000%, 12/01/27                                   4,774             5,034
      6.000%, 12/01/27                                   2,256             2,378
      6.000%, 12/01/27                                  48,490            51,125
      6.000%, 12/01/27                                  19,777            20,851
      6.000%, 07/01/28                                 429,576           454,318
      6.000%, 08/01/28                                  98,627           104,308
      6.000%, 10/01/28                                 206,236           218,114
      6.000%, 10/01/28                                  74,201            78,475
      6.000%, 12/01/28                               1,036,828         1,096,546
      6.000%, 12/01/28                                 326,916           345,746
      6.000%, 12/01/28                                 417,711           441,770
      6.000%, 05/01/38                               6,710,035         7,022,074
      5.500%, 01/01/17                                 424,004           444,591
      5.500%, 02/01/17                                 217,697           228,131
      5.500%, 12/01/17                               2,039,299         2,137,041
      5.500%, 03/01/20                               9,862,969        10,329,533
      5.500%, 11/01/33                               6,634,679         6,902,783
      5.500%, 04/01/36                               8,320,086         8,641,996
      5.000%, 11/01/17                               2,576,012         2,687,405
      5.000%, 12/01/17                                 956,287           997,639
      5.000%, 02/01/18                               2,938,728         3,063,049
      5.000%, 11/01/18                                 433,588           451,931
      5.000%, 03/01/34                               2,876,266         2,970,473
      5.000%, 03/01/34                               4,453,971         4,599,853
      5.000%, 08/01/34                               8,915,872         9,201,304

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 37

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA (continued)
      4.500%, 04/01/18                         $    16,379,604   $    16,960,568
      4.500%, 08/01/18                               1,884,116         1,950,944
      4.500%, 07/01/20                               5,925,178         6,124,227
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                               2,834,427         2,859,243
   GNMA
      8.000%, 04/15/17                                  15,611            16,857
      8.000%, 05/15/17                                  15,148            16,357
      8.000%, 11/15/26                                 219,598           239,229
      8.000%, 12/15/26                                  84,034            91,547
      7.500%, 05/15/23                                 106,996           115,725
      7.500%, 01/15/24                                   2,331             2,515
      7.500%, 01/15/24                                  10,082            10,879
      7.500%, 01/15/24                                     710               766
      7.500%, 01/15/24                                  48,715            52,565
      7.500%, 01/15/24                                  26,940            29,069
      7.500%, 02/15/24                                  31,954            34,480
      7.500%, 02/15/27                                  16,724            18,081
      7.500%, 02/15/27                                   7,011             7,579
      7.500%, 06/15/27                                  53,614            57,964
      7.500%, 07/15/27                                  16,739            18,097
      7.500%, 08/15/27                                   7,768             8,398
      7.500%, 08/15/27                                  12,700            13,730
      7.500%, 08/15/27                                   1,761             1,904
      7.500%, 08/15/27                                     689               745
      7.500%, 08/15/27                                  15,481            16,738
      7.500%, 08/15/27                                   1,748             1,890
      7.500%, 08/15/27                                     987             1,067
      7.000%, 01/15/24                                  34,273            36,666
      7.000%, 04/15/24                                  25,558            27,343
      6.500%, 12/15/23                                  42,464            44,770
      6.500%, 12/15/23                                  14,771            15,574
      6.500%, 01/15/24                                   7,041             7,450
      6.500%, 02/15/24                                  76,258            80,689
      6.500%, 10/15/25                                  51,404            54,540
      6.500%, 04/15/26                                  25,784            27,431
      6.500%, 01/15/29                                 181,236           193,409
      6.500%, 05/15/29                                 624,815           668,730
      6.500%, 06/15/29                                  56,756            60,568
      6.000%, 07/15/28                                  68,432            72,023
      6.000%, 08/15/28                                 114,240           120,235
      6.000%, 09/15/28                                 133,431           140,433
      6.000%, 09/15/28                                 184,332           194,005
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
      (Cost $119,100,555)                                            124,814,281
                                                                 ---------------

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MORTGAGE-BACKED SECURITIES - 9.8%
   Chase Manhattan Bank-First
      Union National Bank, Ser 1999-1,
      Cl E (B)
      7.662%, 08/15/31                         $     5,000,000   $     5,025,935
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                               4,876,810         4,831,090
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (B)
      5.014%, 02/15/38                               5,000,000         4,227,624
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2004-PNC1, Cl A4 (B)
      5.405%, 06/12/41                               5,000,000         4,428,520
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                               8,754,688         5,211,780
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                               3,467,657         3,459,172
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                               8,258,907         4,834,046
                                                                 ---------------
   TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $38,879,318)                                              32,018,167
                                                                 ---------------
ASSET-BACKED SECURITIES - 3.1%
   CenterPoint Energy Transition Bond Co. II,
      Ser 2005-A, Cl A3
      5.090%, 08/01/15                               5,825,000         6,118,638
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                               4,000,000         4,183,365
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $9,736,511)                                               10,302,003
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 3.2%
   Fidelity Institutional Money Market
      Portfolio                                     10,594,008        10,594,008
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $10,594,008)                                              10,594,008
                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $329,712,241) +                                             324,993,570
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                 3,114,229
                                                                 ---------------
NET ASSETS - 100.0%                                              $   328,107,799
                                                                 ===============

See note to schedule of investments.


                               38 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

BOND FUND (CONCLUDED)

----------
+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $329,712,241, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,917,874 AND $(16,636,545), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2009 WERE $2,055,000 AND REPRESENTED 0.63% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $580,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2009 WAS $790,272 AND REPRESENTED 0.2% OF NET ASSETS.

CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 39

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 98.3%
CALIFORNIA - 98.3%
   Berryessa, Unified School District, GO,
      National-RE Insured
      5.375%, 03/01/12                         $       460,000   $       504,643
   Brentwood, Unified School District,
      Election 1997, Ser B, GO,
      National-RE FGIC Insured,
      Callable 08/01/10 @ 101
      4.850%, 08/01/14                                 410,000           426,412
   Burlingame, Elementary School District,
      GO, FSA Insured
      5.250%, 07/15/16                                 795,000           934,101
   California State, Department of
      Transportation, Federal Highway Grant
      Anticipation Bonds, Ser A, RB,
      National-RE FGIC Insured
      5.000%, 02/01/14                               2,000,000         2,226,800
   California State, Department of Water
      Resources, Central Valley Project,
      Ser Z, RB, FGIC Insured,ETM
      5.000%, 12/01/12                                  10,000            11,295
      ETM, RB, FSA Insured
      5.500%, 12/01/14                                  10,000            11,901
      Power Supply Revenue, RB,
      Ser A, AMBAC Insured,
      Callable 05/01/12 @ 101
      5.500%, 05/01/15                               1,225,000         1,327,900
      Ser H, FSA Insured,
      Callable 05/01/18 @ 100
      5.000%, 05/01/21                               1,000,000         1,066,320
      5.000%, 05/01/22                               1,000,000         1,050,970
      Subuser F5, Callable 05/01/18 @100
      5.000%, 05/01/22                                 500,000           525,485
      RB, FSA Insured
      5.500%, 12/01/14                               1,305,000         1,533,401
   California State, Department of Water
      Resources, Central Valley Project,
      Ser Z, RB, National-RE FGIC Insured,
      5.000%, 12/01/12                                 990,000         1,105,305
   California State, Economic Recovery,
      Ser A, GO,
      5.250%, 07/01/14                                 770,000           856,040
   California State, Educational Facilities
      Authority,
      Loyola-Marymount University, Ser A,
      RB, National-RE Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                               1,560,000         1,638,452
      Santa Clara University, RB
      Callable 04/01/18 @ 100
      5.250%, 04/01/24                                 670,000           717,168

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
      Stanford University,
      Ser P, RB
      5.250%, 12/01/13                         $       800,000   $       925,176
      Ser R, RB
      5.000%, 11/01/11                                 610,000           667,614
   California State, GO,
      AMBAC Insured
      5.000%, 11/01/17                               1,000,000         1,084,110
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                               1,545,000         1,664,907
      National-RE FGIC Insured
      4.500%, 09/01/10                               1,000,000         1,034,030
      Various Purposes,
      Callable 04/01/19 @ 100
      5.625%, 04/01/25                               1,000,000         1,034,090
   California State, Public Works Board
      Lease, Various University of
      California Projects, Ser A, RB, AMBAC
      Insured, Callable
      09/15/08 @ 102
      5.100%, 12/01/10                               1,000,000         1,010,270
   Chaffey, Unified High School District,
      GO, National-RE FGIC Insured
      5.000%, 08/01/15                               1,000,000         1,126,310
   Coast Community College, GO,
      National-RE Insured
      5.250%, 08/01/15                               1,000,000         1,156,030
   Corona-Norca Unified School District,
      Election 2006, Ser A, GO, FSA Insured
      5.000%, 08/01/17                                 500,000           557,800
   Cupertino, Unified School District, GO,
      FSA Insured, Callable 08/01/11 @ 100
      5.250%, 08/01/13                                 595,000           636,709
   Desert Sands Unified School District,
      GO, Callable 08/01/18 @ 100
      5.750%, 08/01/19                                 450,000           525,825
      5.250%, 08/01/20                                 600,000           667,710
   East Bay, Municipal Utility District,
      Water System Project, RB,
      National-RE Insured,
      Prerefunded @ 100 (A)
      5.250%, 06/01/11                               1,250,000         1,360,562
   Eastern Municipal Water District,
      Ser A, COP, National-RE FGIC Insured,
      Callable 07/01/11 @ 100
      5.250%, 07/01/12                                 300,000           319,608
      5.250%, 07/01/13                               1,000,000         1,059,920
      5.375%, 07/01/16                               2,120,000         2,233,802
      5.375%, 07/01/17                               2,410,000         2,528,500

See note to schedule of investments.


                               40 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   El Camino, Community College, GO,
      FSA Insured, Callable
      08/01/15 @ 100
      5.000%, 08/01/16                         $     1,000,000   $     1,114,790
   Fallbrook, Unified High School District,
      GO, National-RE FGIC Insured
      5.375%, 09/01/12                                 250,000           277,407
      Fremont, Unified High School District,
      Ser B, ETM, GO
      5.000%, 09/01/10                                 600,000           633,648
   Fresno, Joint Powers Financing Authority,
      Fresno City Hall, RB, AMBAC Insured,
      Callable 08/01/10 @ 100
      4.600%, 08/01/11                                 500,000           511,850
   Gilroy, Unified School District, Election
      2008, Ser A, GO, Callable 08/01/19
      @ 100
      5.250%, 08/01/22                               1,500,000         1,615,635
   Grant, Joint Union High School District,
      Election 2006, GO, FSA Insured
      Callable 08/01/18 @ 100
      5.000%, 08/01/21                                 975,000         1,033,393
   Hayward, Unified School District, GO,
      Callable 08/01/16 @ 100
      5.000%, 08/01/25                               1,000,000         1,028,660
   Joshua Basin-Hi Desert Financing
      Authority, Water District Project, RB,
      AMBAC Insured
      4.900%, 05/01/09                                 465,000           465,000
   Kings River, Conservation District,
      Pine Flat Power, Ser F, RB
      4.625%, 01/01/11                                 500,000           524,775
   Livermore-Amador Valley, Water
      Management Authority,
      Ser A, RB, AMBAC Insured,
      Callable 08/01/11 @ 100
      5.000%, 08/01/13                                 400,000           420,912
      5.250%, 08/01/14                                 750,000           798,833
   Lodi, Unified School District,
      Election 2002, GO, FSA Insured
      Callable 08/01/13 @ 100
      5.250%, 08/01/22                               1,000,000         1,037,960
   Long Beach, Unified School District,
      Ser B, GO, Callable 08/01/19 @ 100
      5.250%, 08/01/24                               1,000,000         1,057,550

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Los Angeles County, Metropolitan
      Transportation Authority,
      Sales Tax Project,
      C-2nd Senior, Ser A, RB,
      AMBAC Insured
      5.500%, 07/01/10                         $     1,050,000   $     1,103,266
      National-RE FGIC Insured
      5.000%, 07/01/10                               2,000,000         2,088,100
   Los Angeles,
      Ser A, GO,
      National-RE FGIC Insured
      5.250%, 09/01/09                                 600,000           609,000
      National-RE Insured
      5.250%, 09/01/11                                 250,000           272,392
      Ser B, GO, FSA Insured,
      Callable 09/01/15 @ 100
      5.000%, 09/01/16                               1,000,000         1,116,190
      Unified School District, GO, Ser I,
      Callable 07/01/19 @ 100
      5.000%, 07/01/25                               1,000,000         1,017,470
   Los Angeles, Community College District,
      Election 2003, Ser E, GO, FSA Insured,
      Callable 08/01/16 @ 100
      5.000%, 08/01/17                               1,000,000         1,109,980
      Election 2008, Ser A, GO,
      Callable 08/01/19 @ 100
      5.500%, 08/01/22                               1,500,000         1,652,940
      5.500%, 08/01/24                                 400,000           432,840
   Los Angeles, Department of Airports,
      Airport Revenue, Los Angeles
      International Airport, Ser C, RB
      Callable 05/15/18 @ 100
      5.250%, 05/15/21                               1,000,000         1,054,370
   Los Angeles, Department of Water & Power,
      Ser A-A-1, RB, National-RE Insured,
      5.250%, 07/01/10                               1,710,000         1,797,945
      5.250%, 07/01/11                               1,000,000         1,083,230
      Callable 07/01/11 @ 100
      5.250%, 07/01/13                               2,025,000         2,163,996
      Ser B, RB, National-RE Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/13                                 430,000           483,561

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 41

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Los Angeles, Unified School District, GO,
      Election 1997, Ser E, National-RE
      Insured, Prerefunded @ 100 (A)
      5.500%, 07/01/12                         $     1,390,000   $     1,573,132
      National-RE Insured
      5.500%, 07/01/12                                 755,000           829,798
      Ser D, Callable 07/01/19 @ 100
      5.250%, 07/01/24                               1,000,000         1,048,890
      Ser D, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/01/10                               2,000,000         2,116,740
   Los Angeles, Waste Water System,
      Ser C, RB, National-RE Insured
      5.375%, 06/01/12                               1,145,000         1,260,290
   Los Gatos-Saratoga, Joint Unified High
      School, Election 1998, Ser B, GO,
      Prerefunded @ 100 (A)
      4.600%, 12/01/10                                 875,000           937,204
   M-S-R Public Power Authority,
      San Juan Project, Ser I, RB,
      National-RE Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/14                               2,440,000         2,572,419
   Metropolitan, Water District of
      Southern California, Ser A, RB,
      Callable 07/01/11 @ 101
      5.375%, 07/01/12                               2,185,000         2,386,020
   Modesto Irrigation District, COP,
      Capital Improvements, Ser A,
      Callable 04/01/19 @ 100
      5.500%, 10/01/25                               1,500,000         1,530,915
   Mountain View, Shoreline Regional
      Park Community, Ser A, TA,
      National-RE Insured
      5.600%, 08/01/10                                 500,000           500,015
   North Orange County, Community
      College District, GO, National-RE
      Insured
      5.000%, 08/01/15                               1,000,000         1,141,690
   Norwalk, La Mirada Unified School
      District, Election 2002, Ser A, GO,
      FGIC Insured, Prerefunded @ 100 (A)
      5.000%, 08/01/13                               1,800,000         2,060,154
   Orange County, Local Transportation
      Authority, Measure M, Second Senior,
      Ser A, RB, National-RE Insured
      5.500%, 02/15/10                               1,200,000         1,245,072

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Orange County, Sanitation District,
      Ser B, COP, FSA Insured,
      Callable 02/01/17 @ 100
      5.000%, 02/01/23                         $     2,615,000   $     2,769,547
      5.000%, 02/01/25                               1,200,000         1,248,312
   Orange County, Water District,
      Ser B, COP, National-RE Insured,
      Callable 02/15/15 @ 100
      5.000%, 08/15/24                                 700,000           723,338
   Paramount, Unified School District,
      GO, FSA Insured
      5.000%, 09/01/15                               1,000,000         1,130,340
   Port of Oakland, RB,
      Ser B, National-RE Insured,
      Callable 11/01/17 @ 100
      5.000%, 11/01/18                               1,000,000         1,032,100
      Ser M, FGIC Insured,
      Prerefunded @ 100 (A)
      5.250%, 11/01/12                               1,000,000         1,133,210
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                               1,500,000         1,576,995
      5.000%, 06/01/24                                 750,000           772,583
   Redwood City, Elementary School District,
      GO, National-RE FGIC Insured
      5.500%, 08/01/10                               1,140,000         1,192,714
      5.500%, 08/01/14                                 900,000         1,041,831
   Riverside County, Transportation
      Commission, Sales Tax Revenue,
      Ser A, RB, AMBAC Insured
      5.750%, 06/01/09                                 740,000           742,797
   Riverside, Community College, GO,
      FSA Insured, Callable 08/01/15 @ 100
      5.000%, 08/01/19                               1,700,000         1,847,679
   Sacramento, Municipal Utility District,
      RB, Electric Power & Light Revenues,
      Ser O, National-RE Insured
      5.250%, 08/15/10                                 500,000           525,070
      Ser P, FSA Insured,
      Callable 08/15/11 @ 100
      5.250%, 08/15/13                               1,585,000         1,692,495
   Ser R, National-RE Insured,
      5.000%, 08/15/15                               1,480,000         1,654,448
      Callable 08/15/13 @ 100
      5.000%, 08/15/16                               1,000,000         1,058,250
      Ser U, Callable 08/15/18 @100
      5.000%, 08/15/23                               1,000,000         1,060,880

See note to schedule of investments.


                               42 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   San Bernardino County, Community
      College District, GO, Election 2002,
      Ser A, Callable 8/01/18 @ 100
      6.250%, 08/01/24                         $     1,000,000   $     1,139,940
      FSA Insured
      5.000%, 08/01/15                               1,000,000         1,151,030
   San Bernardino County,
      Transportation Authority,
      Ser A, RB, National-RE Insured
      6.250%, 03/01/10                               2,000,000         2,077,300
   San Bernardino, Municipal Water
      Department, Sewer Authority, COP,
      National-RE FGIC Insured,
      Callable 02/01/09 @ 101
      5.000%, 02/01/11                               1,130,000         1,143,131
   San Diego County, Public Facilities
      Financing Authority, RB,
      National-RE Insured,
      Callable 08/01/12 @ 100
      5.000%, 08/01/14                               1,000,000         1,048,630
   San Diego County, Water Authority, COP,
      Ser A, FSA Insured,
      Callable 05/01/18 @ 100
      5.000%, 05/01/20                               1,000,000         1,064,000
      Water Revenues, Ser 2008A,
      National-RE FGIC Insured
      5.250%, 05/01/16                               1,310,000         1,503,487
   San Francisco City & County,
      Airport Commission, International
      Airport, Second Senior, Issue 20, RB,
      National-RE Insured,
      Callable 12/26/08 @ 101
      4.250%, 05/01/09                               1,000,000         1,000,000
      Public Utilities Commission,
      Water Revenue,
      Ser A, RB, FSA Insured,
      5.000%, 11/01/10                               1,000,000         1,058,660
      5.000%, 11/01/11                               1,000,000         1,086,210
      Callable 05/01/16 @ 100
      5.000%, 11/01/23                               1,000,000         1,038,810
      Ser B, RB, National-RE Insured,
      Callable 11/01/12 @ 100
      5.000%, 11/01/15                               1,250,000         1,333,500
   San Francisco, Bay Area Rapid Transit,
      RB, AMBAC Insured, Callable 07/01/11
      @ 100
      5.250%, 07/01/14                                 300,000           320,790

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   San Joaquin County, Delta Community
      College District, Election 2004, Ser
      A, GO, FSA Insured
      4.500%, 08/01/15                         $     1,000,000   $     1,119,130
   San Jose, Financing Authority,
      Convention Center Project, Ser F, RB,
      National-RE Insured
      4.250%, 09/01/11                               1,765,000         1,884,120
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment Project,
      TA, AMBAC Insured,
      Callable 08/01/08 @ 102
      5.000%, 08/01/09                               1,500,000         1,513,200
   San Bernardino County,
      Transportation Authority,
      Ser A, RB, National-RE Insured
      6.250%, 03/01/10                               2,000,000         2,077,300
   San Juan, Unified School District, GO,
      FSA Insured
      5.250%, 08/01/10                               1,150,000         1,213,537
   San Mateo County, Transit District,
      Ser A, RB, National-RE Insured
      5.250%, 06/01/16                               2,000,000         2,288,900
   San Mateo, Unified High School District,
      Election 2000, Ser A, GO, FGIC
      Insured, Prerefunded @ 100 (A)
      5.375%, 09/01/11                               2,195,000         2,418,605
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Insured, Callable 08/01/14 @ 100
      5.250%, 08/01/18                               1,250,000         1,363,813
   Santa Ana, Community Redevelopment
      Agency, Mainplace Project, Ser E, ETM,
      RB, USGOV Insured, 6.400%, 12/15/10              165,000           174,664
   Santa Maria, Joint Unified High School
      District, Ser A, ETM, GO, FSA Insured
      5.500%, 08/01/15                                 510,000           598,500
   Solano County, Community College,
      Election 2002, Ser A, GO,
      National-RE Insured,
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                               1,865,000         2,130,408
   Southern California, Public Power
      Authority Transmission Project
      Revenue, Sub Southern Transmission,
      Series A, RB Callable 01/01/2019 @ 100
      5.000%, 07/01/23                               1,000,000         1,042,730

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 43

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Stockton, Unified School District,
      Election 2005, GO, FSA Insured
      5.000%, 08/01/16                         $       645,000   $       720,788
   Torrance, Unified School District
      Election 2008, Measure Z, GO,
      Callable 8/01/2019 @ 100
      5.500%, 08/01/25                               1,000,000         1,066,030
   Turlock, Irrigation District, Ser A, RB,
      National-RE Insured
      6.000%, 01/01/11                                 500,000           529,195
   University of California, Ser O, RB,
      Callable 05/15/19 @ 100
      5.500%, 05/15/22                               2,000,000         2,217,880
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $130,421,695)                                            135,686,775
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 0.8%
   BlackRock Liquidity Funds,
      California Money Fund, 0.550% (B)              1,095,135         1,095,135
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $1,095,135)
                                                                       1,095,135
                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $131,516,830) +                                             136,781,910
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                 1,307,449
                                                                 ---------------
NET ASSETS - 100.0%                                              $   138,089,359
                                                                 ===============

----------
+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $131,516,830, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,387,096 AND $(122,016), RESPECTIVELY.

(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

See note to schedule of investments.


                               44 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 90.4%
ALASKA - 1.9%
   Anchorage, City of Anchorage Schools,
      Ser B, GO, National-RE FGIC Insured
      5.000%, 09/01/17                         $       500,000   $       575,925
      Ser B, GO, Callable 08/01/18 @ 100
      5.000%, 08/01/24                               1,000,000         1,051,280
                                                                 ---------------
                                                                       1,627,205
                                                                 ---------------
ARIZONA - 5.5%
   Arizona State, Transportation Board &
      Highway Revenue, Ser A, RB,
      Callable 07/01/12 @ 102
      5.250%, 07/01/17                               1,000,000         1,098,830
   Phoenix, GO,
      Prerefunded @ 101 (A)
      5.000%, 07/01/09                               2,370,000         2,410,598
      Ser A,
      6.250%, 07/01/17                               1,000,000         1,241,710
                                                                 ---------------
                                                                       4,751,138
                                                                 ---------------
CALIFORNIA - 18.0%
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds, Ser A, RB,
      National-RE FGIC Insured
      5.000%, 02/01/14                               1,000,000         1,113,400
   California State, Department of Water
      Resources, Power Supply Revenue, RB,
      Ser H, FSA Insured,
      Callable 05/01/18 @ 100
      5.000%, 05/01/22                               1,000,000         1,050,970
   California State, Department of Water
      Resources, Central Valley Project,
      Ser X, RB, National-RE FGIC Insured,
      5.500%, 12/01/15                                 600,000           707,658
      Ser Z, RB, National-RE FGIC Insured,
      5.000%, 12/01/12                                 500,000           558,235
   California State, Educational
      Facilities Authority,
      Loyola-Marymount University,
      Ser A, RB, National-RE Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                               1,000,000         1,050,290
   Chico Unified School District Ser B,
      GO, FSA Insured,
      Callable 8/01/18 @ 100
      5.000%, 08/01/25                               1,625,000         1,657,419
   Contra Costa, Water District,
      Ser E, RB, AMBAC Insured
      6.250%, 10/01/12                                 705,000           750,656

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Elsinore Valley, Municipal Water
      District, COP, National-RE FGIC
      Insured
      5.375%, 07/01/18                         $       750,000   $       813,990
   Los Angeles,
      Ser A, GO, National-RE Insured
      5.250%, 09/01/12                                 375,000           418,072
   Unified School District, GO, Ser I,
      Callable 07/01/19 @ 100
      5.000%, 07/01/25                               1,000,000         1,017,470
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                               1,000,000         1,051,330
   Sacramento Municipal Utility District,
      Ser R, RB, National-RE Insured,
      Callable on 08/15/13 @ 100
      5.000%, 08/15/23                                 500,000           508,625
   San Bernardino County, Community
      College District, GO, Election 2002,
      Ser A, Callable 8/01/18 @ 100
      6.250%, 08/01/24                                 850,000           968,949
   San Jose, Redevelopment Agency, TA,
      ETM, National-RE Insured,
      Prerefunded @ 100 (A)
      6.000%, 08/01/15                                 330,000           402,504
   National-RE Insured
      6.000%, 08/01/15                                 670,000           717,691
   San Ramon Valley, Unified School
      District, Election 2002, GO,
      FSA Insured, Callable 08/01/14 @ 100
      5.250%, 08/01/18                               1,670,000         1,822,054
   Torrance, Unified School District,
      Election of 2008, Measure Y, GO,
      Callable 8/01/19 @ 100
      5.500%, 08/01/25                                 750,000           799,523
                                                                 ---------------
                                                                      15,408,836
                                                                 ---------------
COLORADO - 0.5%
   Regional Transportation District,
      Sales Tax, Ser B, RB, AMBAC Insured
      5.250%, 11/01/12                                 350,000           393,687
                                                                 ---------------
FLORIDA - 2.4%
   Florida State Municipal Power Agency
      Revenue, All Requirements Supply,
      Ser C, RB, LOC, (B)
      0.450 %, 10/01/35                              1,500,000         1,500,000

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 45

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                         Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
FLORIDA - (CONTINUED)
   Jacksonville, Local Government,
      Sales Tax Revenue, RB,
      National-RE FGIC Insured
      5.500 %, 10/01/13                        $       500,000   $       562,195
                                                                 ---------------
                                                                       2,062,195
                                                                 ---------------
GEORGIA - 1.3%
   Atlanta, Water & Wastewater Revenue,
      Ser A, RB, National-RE FGIC Insured
      5.500%, 11/01/13                               1,000,000         1,090,220
                                                                 ---------------
HAWAII - 5.4%
   Hawaii County, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/15/11                                 635,000           695,693
   Hawaii State, Highway Revenue,
      Ser B, RB, FSA Insured
      5.000%, 07/01/15                               1,000,000         1,155,980
   Honolulu City and County, Ser A,
      GO, FSA Insured,
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                               1,000,000         1,095,800
   Kauai County, Ser A, GO,
      National-RE Insured,
      Callable 08/01/11 @ 100
      5.625%, 08/01/13                                 440,000           478,377
      Prerefunded @ 100 (A)
      5.625%, 08/01/11                                  60,000            66,156
   University of Hawaii Revenue,
      Ser A, RB, Callable 10/01/19 @ 100
      5.500%, 10/01/22                                 500,000           549,010
      5.500%, 10/01/23                                 500,000           542,460
                                                                 ---------------
                                                                       4,583,476
                                                                 ---------------
IDAHO - 4.9%
   Idaho State, Housing & Finance
      Association,
      Grant & Revenue Anticipation,
      Federal Highway Trust, RB,
      National-RE Insured
      5.000%, 07/15/15                               1,000,000         1,150,660
      Ser A, Callable 7/15/19 @ 100
      5.000%, 07/15/22                                 400,000           421,200
      5.250%, 07/15/24                               1,455,000         1,532,391
   Twin Falls County, School District
      No. 411,
      GO, National-RE Insured
      5.000%, 09/15/16                               1,000,000         1,110,950
                                                                 ---------------
                                                                       4,215,201
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - 5.9%
   Chicago, Board of Education,
      FSA Insured Ser B
      2.750%, 03/01/32                         $     2,000,000   $     2,000,000
   Chicago, O'Hare International Airport
      2nd Lein, Ser C, RB, National-RE
      Insured
      5.000%, 01/01/10                               1,000,000         1,015,790
   Cook County, Ser A, GO, National-RE
      FGIC Insured,
      Callable 06/26/09 @ 101
      4.500%, 11/15/09                               1,000,000         1,018,580
   Illinois State Toll Highway Authority,
      Toll Highway Revenue, Ser A-1, RB,
      FSA Insured (B)
      2.300%, 01/01/31                               1,000,000         1,000,000
                                                                 ---------------
                                                                       5,034,370
                                                                 ---------------
MASSACHUSETTS - 4.1%
   Massachusetts State,
      School Building Authority,
      Ser A, RB, FSA Insured
      5.000%, 08/15/14                               1,000,000         1,133,970
      Water Resources Authority, Ser A,
      RB, National-RE Insured
      5.250%, 08/01/15                               1,000,000         1,165,450
      5.250%, 08/01/16                               1,000,000         1,175,230
                                                                 ---------------
                                                                       3,474,650
                                                                 ---------------
NEVADA - 3.6%
   Clark County, Limited Tax-Bond Bank,
      GO, Callable 6/01/18 @ 100
      5.000%, 06/01/25                                 675,000           679,381
      Nevada Airport Revenue, Subordinated
      Lien, Ser D-2, RB, LOC Landesbank
      Baden-Wurtt, (B)
      0.550%, 07/01/40                               1,000,000         1,000,000
      School District, Ser A, GO,
      FSA Insured,
      Callable
      12/15/12 @ 103
      5.500%, 06/15/16                                 500,000           548,120
   Las Vegas, Water District Revenue,
      Ser B, GO, National-RE Insured,
      Callable 12/01/12 @ 100
      5.250%, 06/01/14                                 300,000           323,754
   Nevada State, Capital Improvements,
      Ser A, GO, National-RE Insured,
      Callable 05/01/12 @ 100
      5.000%, 11/01/16                                 500,000           524,295
                                                                 ---------------
                                                                       3,075,550
                                                                 ---------------

See note to schedule of investments.


                               46 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par             Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
NEW JERSEY - 2.7%
   New Jersey State,
      Ser L, GO, AMBAC Insured
      5.250%, 07/15/16                         $     1,000,000   $     1,159,310
   Transportation Trust Fund Authority,
      Ser C, ETM, RB, National-RE Insured
      5.250%, 06/15/15                               1,000,000         1,179,120
                                                                 ---------------
                                                                       2,338,430
                                                                 ---------------
NEW YORK - 6.1%
   Long Island Power Authority,
      Electrical System Revenue,
      Ser E, RB, FSA Insured, (B)
      3.000%, 12/01/29                               2,000,000         2,000,000
   New York State,
      Ser C-1, GO, FSA Insured,
      Callable 10/01/17 @ 100
      5.000%, 10/01/24                               1,000,000         1,018,500
      Ser M, GO, FSA Insured
      5.000%, 04/01/15                               1,000,000         1,092,760
      Thruway Authority, Highway &
      Board, Ser A, RB, National-RE
      Insured, Prerefunded @ 100 (A)
      5.000%, 04/01/14                               1,000,000         1,125,050
                                                                 ---------------
                                                                       5,236,310
                                                                 ---------------
OREGON - 8.4%
   Chemeketa, Community College District,
      ETM, GO, FGIC Insured
      5.500%, 06/01/12                               1,060,000         1,179,049
   Jackson County, Juvenille Services Center,
      GO, FSA Insured
      5.000%, 06/01/10                               1,000,000         1,045,520
   McMinnville, School District, No. 40,
      GO, FSA Insured
      5.000%, 06/15/11                               1,000,000         1,080,930
   Portland, Sewer System Revenue,
      Second Lien Ser B, RB, FSA Insured,
      Callable 06/15/18 @ 100
      5.000%, 06/15/23                               1,000,000         1,078,060
   Washington County, School District
      Authority No. 15, GO, FSA Insured
      5.000%, 06/15/14                               1,000,000         1,116,680
   Washington, Multnomah & Yamill
      Counties, School District Authority,
      GO, National-RE Insured
      5.000%, 06/01/11                                 500,000           538,660

Description                                          Par             Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
OREGON - (CONTINUED)
   Yamill County, School District Authority
      No. 29J, GO, National-RE FGIC Insured
      5.250%, 06/15/16                         $     1,000,000   $     1,170,300
                                                                 ---------------
                                                                       7,209,199
                                                                 ---------------
PENNSYLVANIA - 2.7%
   Pennsylvania State,
      First Ser, GO, National-RE Insured
      5.000%, 06/01/09                               1,100,000         1,103,652
      Second Ser, GO
      5.250%, 10/01/09                               1,155,000         1,177,673
                                                                 ---------------
                                                                       2,281,325
                                                                 ---------------
TEXAS - 6.7%
   Denton, Utilities System Revenue, RB,
      National-RE Insured
      5.250%, 12/01/23                               1,065,000         1,111,945
   Houston, Texas Utility System Revenue,
      First Lien, Ser A, RB, FSA Insured
      5.250%, 11/15/17                               1,000,000         1,158,400
   Lamar Consolidated Independent
      School District, Schoolhouse, GO,
      PSF Insured
      5.000%, 02/15/17                                 500,000           578,275
   North East Independent School District,
      Ser A, GO, PSF Insured
      5.000%, 08/01/17                                 500,000           580,415
   San Antonio, Water Revenue, RB,
      National-RE FGIC Insured
      5.000%, 05/15/17                               1,000,000         1,137,910
   Texas State, University Systems,
      Revenue Financing System, RB,
      FSA Insured, Prerefunded @ 100 (A)
      4.800%, 03/15/10                               1,170,000         1,213,898
                                                                 ---------------
                                                                       5,780,843
                                                                 ---------------
UTAH - 1.9%
   Utah State, Board of Regents Auxilliary &
      Campus Facilities Revenue, Ser A, RB,
      National-RE Insured,
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                               1,500,000         1,656,090
                                                                 ---------------
WASHINGTON - 8.4%
   King County, School District No. 410,
      GO, National-RE FGIC Insured
      5.500%, 12/01/10                               1,285,000         1,368,499

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 47

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON D.C. - (CONTINUED)
   Pierce County, GO, AMBAC Insured,
      Callable 08/01/15 @ 100
      5.125%, 08/01/16                         $     1,375,000   $     1,563,526
   Seattle, Limited Tax, Ser B, GO,
      5.500%, 03/01/11                               1,935,000         2,088,523
      ETM, Prerefunded @ 100 (A)
      5.500%, 03/01/11                                  65,000            70,292
   Seattle, Municipal Light & Power Revenue
      Authority, Ser B, RB, National-RE
      Insured,
      4.750%, 06/01/09                               1,000,000         1,002,560
   Washington State, Ser A, GO,
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                               1,000,000         1,124,450
                                                                 ---------------
                                                                       7,217,850
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $74,356,693)                                              77,436,575
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 4.6%
   Fidelity Institutional Tax-Exempt Portfolio       3,948,109         3,948,109
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $3,948,109)                                                3,948,109
                                                                 ---------------
TOTAL INVESTMENTS - 95.0%
   (Cost $78,304,802) +                                               81,384,684
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 5.0%                                 4,278,557
                                                                 ---------------
NET ASSETS - 100.0%                                              $    85,663,241
                                                                 ===============

----------
+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,304,802, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,119,737 AND $(39,855), RESPECTIVELY.

(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               48 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SHORT TERM BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 36.6%
   FHLMC 7 Year Balloon
      3.500%, 08/01/10                         $       317,792   $       320,815
   FHLMC Gold
      6.000%, 01/01/13                                 152,674           159,428
      6.000%, 09/01/13                                  33,138            34,560
      6.000%, 04/01/14                                  62,705            65,398
      6.000%, 05/01/14                                 253,794           264,752
      6.000%, 05/01/14                                  63,814            67,143
      6.000%, 05/01/14                                  42,262            44,466
      6.000%, 05/01/14                                  40,598            42,716
      6.000%, 07/01/14                                 220,492           230,060
      6.000%, 10/01/16                                 197,366           208,217
      6.000%, 04/01/17                                 587,658           619,601
      6.000%, 04/01/29                                 154,580           162,855
      5.500%, 07/01/15                                 653,139           683,831
      5.500%, 03/01/17                                 190,732           199,442
      5.500%, 12/01/17                                  18,933            19,805
      5.500%, 02/01/18                                 209,833           219,275
      5.500%, 11/01/18                                  18,798            19,568
      5.500%, 12/01/34                                 776,166           805,368
      5.000%, 10/01/18                                 587,543           610,526
      5.000%, 07/01/20                                 283,408           293,980
   FHLMC, ARM
      4.785%, 03/01/35                                 388,979           398,038
      4.034%, 01/01/34                                 452,497           460,428
   FHLMC, CMO REMIC
      Ser 2734, Cl JC
      3.500%, 11/15/23                                  16,851            16,889
      Ser 2836, Cl QC
      5.000%, 09/15/22                                  10,556            10,553
      Ser 2844, Cl PQ
      5.000%, 05/15/23                                  37,153            37,271
   FNMA
      8.000%, 06/01/30                                   6,405             7,001
      8.000%, 11/01/30                                   4,132             4,517
      6.500%, 06/01/16                                  79,210            83,802
      6.500%, 07/01/16                                  58,320            61,701
      6.500%, 11/01/16                                  52,771            55,830
      6.500%, 01/01/17                                  57,151            60,464
      6.500%, 02/01/17                                  21,716            22,975
      6.500%, 04/01/17                                  77,936            82,320
      6.500%, 07/01/17                                  68,501            72,354
      6.000%, 04/01/16                                 278,230           293,701
      6.000%, 04/01/16                                 666,498           702,726
      6.000%, 05/01/16                                 674,120           711,605
      6.000%, 05/01/16                                 389,161           410,314
      6.000%, 06/01/16                                  35,295            37,258
      6.000%, 08/01/16                                  61,448            64,865

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA (continued)
      6.000%, 10/01/16                         $       144,066   $       152,077
      6.000%, 05/01/18                                 418,826           442,115
      6.000%, 05/01/38                                 946,287           990,292
      5.500%, 07/01/14                                 243,166           255,124
      5.500%, 09/01/14                                 377,648           396,220
      5.500%, 08/01/15                                 848,187           889,900
      5.500%, 12/01/16                                  74,332            77,941
      5.500%, 01/01/17                                 549,399           576,075
      5.500%, 09/01/17                                 726,869           761,708
      5.500%, 09/01/17                                  89,854            94,161
      5.500%, 10/01/17                                 116,642           122,233
      5.500%, 11/01/17                                 209,461           219,501
      5.500%, 12/01/17                                 118,944           124,645
      5.500%, 02/01/18                                  14,381            15,061
      5.500%, 04/01/18                                  29,495            30,890
      5.500%, 10/01/18                                  39,351            41,237
      5.500%, 12/01/18                               1,444,560         1,514,700
      5.000%, 07/01/14                                  62,810            64,814
      5.000%, 05/01/18                                  34,757            36,228
      5.000%, 06/01/18                                 133,513           139,162
   FNMA, ARM
      4.830%, 09/01/33                                 267,823           273,567
      3.722%, 08/01/27                                  40,169            39,989
   FNMA, CMO REMIC Ser 2002-18, Cl PC
      5.500%, 04/25/17                                 322,039           336,767
   GNMA, CMO REMIC
      Ser 25, CI AC
      3.377%, 01/16/23                                 630,532           632,596
      Ser 51, CI A
      4.145%, 02/16/18                                 218,132           220,289
      Ser 52, CI A
      4.287%, 01/16/30                               1,509,184         1,538,274
      Ser 62, Cl B
      4.763%, 01/16/25                                 310,968           316,679
      Ser 77, CI A
      3.402%, 03/16/20                                 273,341           274,372
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $18,633,426)                                              19,243,035
                                                                 ---------------
CORPORATE OBLIGATIONS - 33.3%
CONSUMER DISCRETIONARY - 0.9%
   Comcast Cable Communications
      6.875%, 06/15/09                                 500,000           502,641
                                                                 ---------------
                                                                         502,641
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 49

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER STAPLES - 3.5%
   Coca-Cola
      3.625%, 03/15/14                         $       250,000   $       255,417
   General Mills
      6.000%, 02/15/12                                 500,000           527,429
   Kellogg
      6.600%, 04/01/11                                 500,000           533,051
   Safeway
      7.500%, 09/15/09                                 500,000           508,447
                                                                 ---------------
                                                                       1,824,344
                                                                 ---------------
ENERGY - 5.6%
   Consolidated Natural Gas
      6.000%, 10/15/10                                 325,000           335,296
   Enterprise Products Operating
      4.950%, 06/01/10                                 500,000           500,724
   Kinder Morgan Energy Partners
      7.500%, 11/01/10                                 800,000           831,812
   Shell International Finance
      4.000%, 03/21/14                               1,000,000         1,031,225
   Williams Cos (A)
      6.375%, 10/01/10                                 230,000           227,771
                                                                 ---------------
                                                                       2,926,828
                                                                 ---------------
FINANCIALS - 9.2%
   BP Capital Markets
      3.125%, 03/10/12                               1,000,000         1,014,910
   Goldman Sachs Group, MTN (B)
      1.461%, 03/02/10                                 500,000           494,514
   HSBC Bank USA
      3.875%, 09/15/09                               1,000,000           990,818
   JPMorgan Chase
      4.750%, 05/01/13                                 500,000           496,773
      3.125%, 12/01/11                                 500,000           515,471
   Lehman Brothers Holdings, MTN (C)
      5.625%, 01/24/13                                 500,000            72,500
   UNUM Group
      7.625%, 03/01/11                                 250,000           246,369
   Wells Fargo
      3.000%, 12/09/11                                 500,000           515,191
      6.450%, 02/01/11                                 500,000           509,768
                                                                 ---------------
                                                                       4,856,314
                                                                 ---------------
HEALTH CARE - 4.8%
   Cigna
      7.000%, 01/15/11                                 500,000           494,342
   Eli Lilly
      3.550%, 03/06/12                                 500,000           513,460

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
HEALTH CARE - (CONTINUED)
   Pfizer
      4.450%, 03/15/12                         $       500,000   $       525,339
   UnitedHealth Group
      5.250%, 03/15/11                                 500,000           507,921
   Wellpoint
      4.250%, 12/15/09                                 500,000           502,696
                                                                 ---------------
                                                                       2,543,758
                                                                 ---------------
INDUSTRIAL - 1.0%
   Raytheon
      4.850%, 01/15/11                                 500,000           516,999
                                                                 ---------------
INFORMATION TECHNOLOGY - 1.5%
   Hewlett-Packard
      4.250%, 02/24/12                                 500,000           518,679
   Xerox
      7.125%, 06/15/10                                 291,000           293,991
                                                                 ---------------
                                                                         812,670
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.0%
   AT&T
      4.125%, 09/15/09                                 500,000           504,671
   Verizon Global Funding
      7.250%, 12/01/10                                 500,000           531,784
                                                                 ---------------
                                                                       1,036,455
                                                                 ---------------
UTILITIES - 4.8%
   Centerpoint Energy, Ser B
      7.250%, 09/01/10                                 250,000           253,490
   Duke Energy
      6.300%, 02/01/14                                 500,000           527,272
   MidAmerican Energy Holdings, Ser D
      5.000%, 02/15/14                                 500,000           501,205
   Southern California Edison
      5.750%, 03/15/14                                 500,000           544,244
   Xcel Energy
      7.000%, 12/01/10                                 658,000           679,890
                                                                 ---------------
                                                                       2,506,101
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $17,816,062)                                              17,526,110
                                                                 ---------------
MORTGAGE-BACKED SECURITIES - 14.5%
   Banc of America Commercial Mortgage,
      Ser 2005-1, Cl A3
      4.877%, 11/10/42                                 174,968           168,476
   Banc of America Funding,
      Ser 2002-2, Cl A2
      6.000%, 11/25/32                                 335,024           338,033

See note to schedule of investments.


                               50 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MORTGAGE-BACKED SECURITIES - (CONTINUED)
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                         $     1,000,000   $     1,004,348
   Bear Stearns Commercial Mortgage Securities,
      Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                                  95,822            96,279
   CDC Commercial Mortgage Trust,
      Ser 2002-FX1, Cl A1
      5.252%, 05/15/19                                 363,139           362,650
   Chase Manhattan Bank-First Union
      National Bank, Ser 1999-1, Cl E (B)
      7.662%, 08/15/31                                 750,000           753,890
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                                 694,525           688,014
   Master Asset Securitization Trust,
      Ser 2003-10, Cl 2A1
      4.500%, 11/25/13                                 172,297           171,812
   Merrill Lynch Mortgage Investors Trust,
      Ser 2005-A2, Cl A4 (B)
      4.489%, 02/25/35                                 493,672           387,362
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                                 894,879           892,690
   Morgan Stanley Capital I,
      Ser 2004-T15, Cl A2
      4.690%, 06/13/41                                 392,069           384,068
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP1, Cl A4
      6.660%, 02/15/33                                 157,610           159,895
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-IQ2, Cl A4
      5.740%, 12/15/35                                 767,145           764,049
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2004-C15, Cl A2
      4.039%, 10/15/41                                 835,000           812,214
   Washington Mutual, Ser 2005-8, Cl 1A8
      5.500%, 10/25/35                                 312,288           230,968
   Washington Mutual, Ser 2005-AR4, Cl A3
      4.585%, 04/25/35 (B)                             407,218           402,467
                                                                 ---------------
   TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $7,770,274)                                                7,617,215
                                                                 ---------------
ASSET-BACKED SECURITIES - 4.3%
   Citibank Credit Card Issuance Trust,
      Ser 2007-A5, Cl A5
      5.500%, 06/22/12                                 255,000           261,780

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
   Harley-Davidson Motorcycle Trust,
      Ser 2005-2, Cl A2
      4.070%, 02/15/12                         $       392,047   $       386,876
   PG&E Energy Recovery Funding Trust,
      Ser 2005-1, Cl A2
      3.870%, 06/25/11                                  28,127            28,228
      Ser 2005-2, Cl A2
      5.030%, 03/25/14                                 950,000           990,678
   Peco Energy Transition Trust,
      Ser 2001-A, Cl A1
      6.520%, 12/31/10                                 500,000           524,328
   TXU Electric Delivery Transition Trust,
      Ser 2004-1, Cl A1
      3.520%, 11/15/11                                  69,881            70,068
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $2,225,709)                                                2,261,958
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 9.8%
   Dreyfus Cash Management                           2,593,915         2,593,915
   Fidelity Institutional Money Market
      Portfolio                                      2,593,914         2,593,914
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $5,187,829)                                                5,187,829
                                                                 ---------------
TOTAL INVESTMENTS - 98.5%
   (Cost $51,633,300) +                                               51,836,147
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 1.5%
                                                                         769,006
                                                                 ---------------
NET ASSETS - 100.0%                                              $    52,605,153
                                                                 ===============

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 51

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

----------
+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $51,633,300 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $889,695 AND $(686,848) RESPECTIVELY.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF APRIL 30, 2009 WAS $227,771 AND REPRESENTED 0.4% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $72,500, WHICH REPRESENTS 0.1% OF NET ASSETS.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               52 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 96.7%
CALIFORNIA - 93.1%
   ABAG
      Finance Authority, Non-Profit
      899 Charleston Project,
      RB (A)
      0.400%, 06/01/37                         $     7,110,000   $     7,110,000
      Point Loma Nazarene,
      RB (A)
      0.220%, 10/01/33                               5,000,000         5,000,000
      Multi-Family Housing Finance
      Authority, Non-Profit,
      Episcopal Homes Foundation,
      COP (A)
      0.300%, 02/01/25                               5,155,000         5,155,000
   Alameda County, Industrial Development
      Authority Revenue, Ettore Products
      Company Project, Ser A, RB,
      AMT (A)
      0.830%, 12/01/30                               4,000,000         4,000,000
   Azusa, Unified School District, School
      Facilities Bridge Funding Program,
      COP, FSA Insured (A)
      3.500%, 06/01/38                               3,250,000         3,250,000
   Bay Area Toll Authority,
      Toll Bridge Revenue,
   San Fransico Bay Area,
      Ser A, RB (A)
      0.200%, 04/01/39                              28,250,000        28,250,000
      Ser A-1, RB (A)
      0.200%, 04/01/45                              11,800,000        11,800,000
      Ser C, RB (A)
      0.250%, 04/01/25                              10,000,000        10,000,000
      Ser G-1, RB (A)
      0.350%, 04/01/45                               5,000,000         5,000,000
   Big Bear Lake, Industrial Revenue,
      Southwest Gas Corporation Project,
      Ser A, RB, AMT (A)
      0.490%, 12/01/28                               7,000,000         7,000,000
   California Communities Note Program,
      Ser A-1, TRAN
      3.000%, 06/30/09                              19,775,000        19,810,845
   California School Cash Reserve Program,
      2008 - 2009, Ser A, COP, TRAN
      3.000%, 07/06/09                               5,000,000         5,012,049
   California State Community College
      Financing Authority,
      Community College League,
      Ser A, TRAN
      3.500%, 06/30/09                               5,000,000         5,014,135

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Department of Water & Power
      Ser C-08, RB (A)
      0.290%, 05/01/22                         $    13,850,000   $    13,850,000
      Ser C-09, RB (A)
      0.350%, 05/01/22                              25,190,000        25,190,000
      Ser C-11, RB (A)
      0.240%, 05/01/22                              11,300,000        11,300,000
      Ser C-15, RB (A)
      0.200%, 05/01/22                              12,640,000        12,640,000
      Ser C-18, RB (A)
      0.300%, 05/01/22                              19,000,000        19,000,000
      Sub-Ser I-2, RB (A)
      0.250%, 05/01/22                               4,000,000         4,000,000
      Economic Recovery, GO
      Ser C-11, ST GTD (A)
      0.150%, 07/01/23                               1,880,000         1,880,000
      Ser C-15, FSA Insured (A)
      2.000%, 07/01/23                              53,825,000        53,825,000
      Educational Facilities Authority,
      California Institute of Technology,
      RB (A) (B), 0.250%, 01/01/24                  19,000,000        19,000,000
      Health Facilities Financing Authority,
      Scripps Health, Ser G, RB (A)
      0.400%, 10/01/19                              14,400,000        14,397,639
      Stanford Hospital, Ser C, RB
      FSA Insured (A)
      2.300%, 11/15/36                              23,935,000        23,935,000
      Stanford Hospital, Ser D, RB,
      FSA Insured (A)
      1.800%, 11/15/36                              13,600,000        13,600,000
      Housing Finance Agency, Home
      Mortgage, Ser F, RB, AMT,
      AMBAC Insured (A)
      4.500%, 02/01/33                              44,400,000        44,400,000
      Ser H, RB, AMT,
      FSA Insured (A)
      2.750%, 08/01/33                              16,000,000        16,000,000
      Ser U, RB, AMT,
      FSA Insured (A)
      2.500%, 02/01/31                              29,500,000        29,500,000
      2.500%, 02/01/32                              20,000,000        20,000,000
      Housing Finance Agency,
      Multi-Family Housing,
      Ser B, RB (A)
      0.750%, 02/01/35                              14,300,000        14,300,000

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 53

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Infrastructure & Economic
      Development Bank Revenue,
      American National Red Cross,
      RB (A)
      0.300%, 09/01/34                         $     3,000,000   $     3,000,000
      California Academy, Ser E,
      RB (A)
      0.250%, 09/01/38                               2,625,000         2,625,000
      Kindergarten University, Ser B-4,
      GO (A)
      0.250%, 05/01/34                              12,000,000        12,000,000
      Kindergarten University, Ser B-5,
      GO (A)
      0.260%, 05/01/34                               9,405,000         9,405,000
      Orange County Performing, Ser B,
      RB (A)
      0.220%, 07/01/34                              15,000,000        15,000,000
      Municipal Finance Authority
      Revenue, Los Angeles Sierra
      University, Ser A, RB (A)
      0.320%, 08/01/28                               3,000,000         3,000,000
      Revenue Anticipation Notes,
      Ser A, 5.500%, 06/22/09                        9,000,000         9,015,587
      Ser C-1, GO (A)
      0.350%, 05/01/33                              13,000,000        13,000,000
   California Statewide, Communities
      Development Authority
      Los Angeles County Museum
      of Art, RB, Ser A (A)
      0.210%, 12/01/37                               2,000,000         2,000,000
      Ser B (A)
      0.210%, 12/01/37                               3,000,000         3,000,000
      Ser E (A)
      0.240%, 12/01/34                               2,000,000         2,000,000
      Sweep Loan Program, Ser A,
      RB (A)
      0.260%, 08/01/35                              30,500,000        30,500,000
      Sweep Loan Program, Ser B,
      RB (A)
      0.260%, 06/01/35                               4,515,000         4,515,000
   California Statewide, Communities
      Development Authority, Gemological
      Institute, Custodial Receipts, RB
      0.510%, 05/01/25                              29,975,000        29,975,000
   California Transit Finance Authority, RB,
      FSA Insured (A)
      3.250%, 10/01/27                              34,535,000        34,535,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   City of Berkeley, RB (A)
      0.320%, 07/01/38                         $     5,700,000   $     5,700,000
   City of Los Angeles, GO, Ser A
      4.000%, 09/01/09                               1,500,000         1,512,205
   City of Pasadena, COP (A)
      0.350%, 02/01/35                               5,300,000         5,300,000
   Contra Costa County, Multi-Family
      Mortgage Revenue, RB,
      FNMA Insured (A)
      0.350%, 11/15/22                               3,000,000         3,000,000
   East Bay, Municipal Utility District
      Water System, Sub-Ser B-3, RB (A)
      0.200%, 06/01/26                              10,000,000        10,000,000
   Eastern Municipal Water District,
      Water & Sewer, Ser A, COP (A)
      0.290%, 07/01/30                               4,610,000         4,610,000
   Grand Terrace, Community Redevelopment
      Agency, Multi-Family Housing
      Authority,
      Mt. Vernon Villas, RB (A)
      0.350%, 02/15/30                               4,645,000         4,645,000
   Grant Joint Union High School District,
      School Facility Bridge Funding
      Program,
      COP, FSA Insured (A)
      3.500%, 06/01/27                               3,400,000         3,400,000
   Hemet, Multi-Family Housing Authority,
      Sunwest Retirement, Ser A, RB,
      FHLMC Insured (A)
      0.350%, 01/01/25                               7,850,000         7,850,000
   Irvine Ranch Water District, Consolidated
      Improvement District, GO (A)
      0.200%, 06/01/15                               2,500,000         2,500,000
   Irvine, Public Facilities &
      Infrastructure
      Authority, Capital Improvement
      Project,
      RB (A)
      0.200%, 11/01/10                               1,100,000         1,100,000
   Kern Water Bank Authority Ser A,
      RB (A)
      0.320%, 07/01/28                               3,405,000         3,405,000
   Livermore, Multi-Family Housing
      Authority,
      Mortgage Portola, AMT,
      FHLMC Insured (A)
      0.600%, 05/01/19                               2,475,000         2,475,000
   Loma Linda, Hospital Revenue,
      Loma Linda University Medical Center
      Ser B, RB (A)
      0.300%, 12/01/38                               7,000,000         7,000,000

See note to schedule of investments.


                               54 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Los Angeles County Housing Authority,
      Multi-Family Housing Authority, (A)
      1984 Issue A, RB
      0.370%, 07/01/14                         $     5,000,000   $     5,000,000
      Malibu Meadows II, Ser C, RB,
      FNMA Insured
      0.350%, 04/15/28                               7,000,000         7,000,000
   Los Angeles County Metropolitan
      Transportation Authority Sales Tax
      Reveune, Ser A, RB (A)
      0.300%, 07/01/31                              10,000,000        10,000,000
   Los Angeles County,
      TRAN, Ser A, GTD
      3.000%, 06/30/09                               7,000,000         7,016,085
      TRAN, TECP
      1.750%, 05/08/09                               6,450,000         6,450,000
   Los Angeles, Department of Water & Power
      Power Systems,
      Sub-Ser A-5, RB (A)
      0.230%, 07/01/35                              10,300,000        10,300,000
      Sub-Ser A-7, RB (A)
      0.240%, 07/01/35                               4,650,000         4,650,000
      Waterworks Revenue,
      Sub-Ser B-1, RB (A)
      0.200%, 07/01/35                               7,500,000         7,500,000
      Sub-Ser B-4, RB (A)
      0.300%, 07/01/35                              13,975,000        13,975,000
   Metropolitan, Water District of Southern
      California, Waterworks Revenue, (A)
      Ser A-2, RB
      0.200%, 07/01/23                              15,000,000        15,000,000
      Ser B, RB
      0.200%, 07/01/20                               9,900,000         9,900,000
      0.300%, 07/01/28                              22,000,000        22,000,000
      Ser B-1, RB
      0.350%, 07/01/28                               8,800,000         8,800,000
      Ser B-4, RB
      0.210%, 07/01/35                               5,000,000         5,000,000
      Ser C, RB
      0.430%, 07/01/28                               9,900,000         9,900,000
      Ser C-1, RB
      0.200%, 07/01/36                              18,500,000        18,500,000
   Northern California Transmission Agency,
      Oregon Transmission, Ser A, RB,
      FSA Insured (A)
      2.400%, 05/01/24                              16,440,000        16,440,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Oakland, Capital Equipment Project,
      COP (A)
      0.200%, 12/01/15                         $     4,600,000   $     4,600,000
   Ontario, Multi-Family Housing Authority,
      Residential Park Centre Project, RB,
      FHLMC Insured (A)
      0.350%, 12/01/35                              23,500,000        23,500,000
   Orange County, Apartment Development
      Revenue, (A) WLCO LF Partners,
      Ser G-3, RB, FNMA Insured
      0.350%, 11/15/28                               5,800,000         5,800,000
   Orange County, GO, TRAN
      3.000%, 06/30/09                              10,000,000        10,023,769
   Orange County, TECP
      1.350%, 05/05/09                              12,000,000        12,000,000
   Oxnard, Multi-Family Housing Authority,
      Seawind Apartments Projects, Ser A,
      RB, AMT, FNMA Insured (A)
      0.530%, 12/01/20                               3,175,000         3,175,000
   Pleasanton, Muliti-Family Housing
      Authority,
      Busch Senior Housing, Ser A, RB, AMT,
      FNMA Insured (A)
      0.530%, 06/15/37                              11,000,000        11,000,000
   Rancho Water District Community
      Facilities
      District No. 89-5 Special Tax (A)
      0.450%, 09/01/28                               9,500,000         9,500,000
   Riverside County, Public Facilities, (A)
      Ser A, COP
      0.400%, 12/01/15                               4,500,000         4,500,000
      Ser B, COP
      0.300%, 12/01/15                               1,290,000         1,290,000
      Ser D, COP
      0.400%, 12/01/15                               1,800,000         1,800,000
   Sacramento County, (A)
      Adminstration Center & County
      Housing Project, COP
      0.250%, 06/01/20                               5,000,000         5,000,000
      Sanitation District, Financing
      Authority, Subordinate Lien,
      Ser E, RB
      0.200%, 12/01/40                               5,000,000         5,000,000
   San Diego County School District, TRAN
      3.500%, 06/30/09                               2,000,000         2,006,244
   San Diego County, Regional Transportation
      Commission Sales Tax Revenue Limited
      Tax, Ser A, RB (A)
      0.300%, 04/01/38                              19,255,000        19,255,000

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 55

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   San Francisco City & County
      Finance Corporation Lease,
      Revenue, Moscone Center,
      Ser 2008-1, RB (A)
      0.300%, 04/01/30                         $    10,035,000   $    10,035,000
      Ser 2008-2, RB (A)
      0.350%, 04/01/30                               5,800,000         5,800,000
      Redevelopment Agency,
      Multi-Family Housing Authority,
      Fillmore Center, Ser A-1, RB,
      FHLMC Insured (A)
      0.350%, 12/01/17                              11,900,000        11,900,000
   San Gabriel Valley, TECP
      0.550%, 07/10/09                               2,500,000         2,500,000
   San Jose County, Multi-Family Housing
      Authority, Turnleaf Apartments,
      Ser A, RB, AMT
      FHLMC Insured (A)
      0.540%, 06/01/36                               4,330,000         4,330,000
   Santa Ana, Multi-Family Housing
      Authority,
      Vintage Apartments, Ser A, RB, AMT,
      FNMA Insured (A)
      0.520%, 12/15/22                               5,035,000         5,035,000
   Santa Clara County, El Camino Hospital
      District Lease Authority, Valley
         Medical
      Center Project (A)
      Ser A, RB
      0.400%, 08/01/15                              12,850,000        12,850,000
      Ser B, RB
      0.400%, 08/01/15                              11,800,000        11,800,000
   Santa Clara Valley, Transportation
      Authority,
      Measure A Ser C, RB (A)
      0.200%, 04/01/36                               8,100,000         8,100,000
   Semitropic Improvement District,
      Ser A, RB (A)
      0.220%, 06/01/38                               5,000,000         5,000,000
   University of California, TECP
      0.500%, 06/08/09                               6,600,000         6,600,000
      0.550%, 06/04/09                              16,000,000        16,000,000
   Vallejo, Multi-Family Housing Authority,
      RB, FNMA Insured (A)
      0.600%, 05/15/22                               4,000,000         4,000,000
   Ventura County, TRAN
      3.500%, 07/01/09                               7,500,000         7,523,427
                                                                 ---------------
                                                                   1,096,641,985
                                                                 ---------------

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - 1.0%
   Chicago, Board of Education, FSA
      Insured (A)
      Ser B
      2.750%, 03/01/32                         $     8,000,000   $     8,000,000
      Ser C
      2.750%, 03/01/32                               3,800,000         3,800,000
                                                                 ---------------
                                                                      11,800,000
                                                                 ---------------
PUERTO RICO - 0.9%
   Commonwealth of Puerto Rico
      Sub-Ser A4, TRAN
      3.250%, 07/30/09                              10,000,000        10,020,720
VERMONT - 0.7%
   Vermont Housing Finance Agency,
      Single Family Housing Authority,
      Ser 21A, RB, AMT, FSA Insured (A)
      3.580%, 11/01/34                               8,000,000         8,000,000
WASHINGTON - 1.0%
   Metropolitan Airport Authority System,
      Ser C, RB, FSA Insured (A)
      3.500%, 10/01/21                              12,000,000        12,000,000
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $1,138,462,705)                                        1,138,462,705
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 0.0%
   BlackRock Liquidity Funds, California
      Money Fund, 0.550% (B)                           246,555           246,555
   Goldman Sachs ILA - Tax-Exempt
      California Portfolio                               6,450             6,450
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $253,005)                                                    253,005
                                                                 ---------------
TOTAL INVESTMENTS - 96.7%
   (Cost $1,138,715,710) +                                         1,138,715,710
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 3.3%                                39,312,583
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 1,178,028,293
                                                                 ===============

See note to schedule of investments.


                               56 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

----------
+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 57

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

Description                                         Par               Value
--------------------------------------------   ---------------   ---------------
COMMERCIAL PAPER - DISCOUNTED* - 46.8%
ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS (A) - 7.3%
   Morrigan TRR Funding
      1.250%, 05/01/09                         $    81,550,000   $    81,550,000
   Perry Global Funding
      2.000%, 05/01/09                             155,000,000       155,000,000
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES -
      DIVERSIFIED FINANCIAL ASSETS
      (Cost $236,550,000)                                            236,550,000
                                                                 ---------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES (A) - 21.8%
   Apreco
      1.053%, 05/15/09                              95,000,000        94,961,208
      1.103%, 05/27/09                              70,000,000        69,944,389
   CAFCO
      1.103%, 05/20/09                             165,000,000       164,904,208
   CRC Funding
      1.613%, 07/27/09                             170,000,000       169,342,667
   Clipper Receivables
      0.400%, 05/01/09                              60,000,000        60,000,000
   TSL (USA) Inc.
      2.256%, 06/01/09                             150,000,000       149,709,375
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES - TRADE RECEIVABLES
      (Cost $708,861,847)                                            708,861,847
                                                                 ---------------
ASSET-BACKED SECURITY - AUTOMOBILE (A) - 1.7%
   Giro Balanced Funding
      0.750%, 05/14/09                              56,726,000        56,710,637
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITY - AUTOMOBILE
      (Cost $56,710,637)                                              56,710,637
                                                                 ---------------
ASSET-BACKED SECURITY - GOVERNMENT (A) - 5.1%
   Govco
      1.103%, 06/10/09                             120,000,000       119,853,333
      1.613%, 07/24/09                              45,000,000        44,832,000
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITY - GOVERNMENT
      (Cost $164,685,333)
                                                                     164,685,333
                                                                 ---------------
BANKING - 10.9%
   Bank of Ireland (A)
      Guarantee: Government of Ireland
      1.838%, 06/12/09                              50,000,000        49,893,250
   Dexia Delaware
      1.475%, 07/07/09                              50,000,000        49,863,208

Description                                         Par               Value
--------------------------------------------   ---------------   ---------------
COMMERCIAL PAPER - DISCOUNTED* (CONTINUED)
   Louis Dreyfus
      LOC: Barclays Bank
      1.202%, 05/06/09                         $   100,000,000   $    99,983,333
      LOC: Calyon
      1.304%, 07/29/09                              57,368,000        57,183,626
   Picaros Funding (A)
      2.261%, 06/25/09                             100,000,000        99,656,250
                                                                 ---------------
   TOTAL BANKING
      (Cost $356,579,667)                                            356,579,667
                                                                 ---------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
      (Cost $1,523,387,484)                                        1,523,387,484
                                                                 ---------------
CERTIFICATES OF DEPOSIT - YANKEE - 26.3%
   Banco Santander NY
      3.100%, 05/06/09                             100,000,000       100,000,137
   Bank of Ireland CT (B)
      Guarantee: Government of Ireland
      2.292%, 04/27/10                             100,000,000        99,906,041
   Barclays Bank PLC NY
      1.350%, 05/26/09                             165,000,000       165,000,000
   Credit Suisse NY (B)
      1.973%, 03/24/10                             100,000,000       100,000,000
   Natixis NY
      1.500%, 06/18/09                              95,000,000        95,000,000
      1.400%, 06/30/09                              70,000,000        70,000,000
   Norinchukin Bank NY
      1.100%, 07/06/09                              60,000,000        60,000,000
   UBS AG CT
      1.340%, 05/26/09                              65,000,000        65,000,000
      1.360%, 05/27/09                             100,000,000       100,000,000
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $854,906,178)                                            854,906,178
                                                                 ---------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 9.2%
   American Express Centurion Bank (B)
      1.160%, 05/11/09                              75,000,000        75,000,000
   Branch Banking & Trust (B)
      1.666%, 09/04/09                              60,000,000        60,000,000
   Citibank
      1.100%, 06/02/09                             100,000,000       100,000,000
      1.300%, 06/12/09                              65,000,000        65,000,000
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
      (Cost $300,000,000)                                            300,000,000
                                                                 ---------------

See note to schedule of investments.


                               58 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

Description                                         Par               Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - 7.7%
BANKING - 7.7%
   Bank of Montreal Chicago, MTN (A) (B) (C)
      0.989%, 05/05/10                         $   150,000,000   $   150,000,000
   Credit Agricole London, MTN (A) (B) (C)
      1.477%, 04/22/10                             100,000,000       100,000,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $250,000,000)                                            250,000,000
                                                                 ---------------
BANK NOTE - 4.0%
BANKING - 4.0%
   Bank of America (B)
      1.397%, 07/06/09                              98,000,000        97,908,004
   Branch Banking & Trust (B)
      1.324%, 06/05/09                              30,600,000        30,580,926
                                                                 ---------------
   TOTAL BANK NOTE
      (Cost $128,488,930)                                            128,488,930
                                                                 ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
BANKING - 1.6%
   Citigroup Funding, MTN (B)
      TLGP/FDIC Guaranteed
      1.139%, 07/30/10                              50,000,000        50,000,000
                                                                 ---------------
FINANCIAL SERVICES - 0.7%
   General Electric Capital, MTN (B)
      TLGP/FDIC Guaranteed
      1.207%, 07/08/10                              23,000,000        23,000,000
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $50,000,000)                                              73,000,000
                                                                 ---------------

Description                                         Par               Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - 0.1%
BANKING - 0.1%
   Washington State, Housing Finance
      Commission, Multi-Family Housing,
      The Lodge at Eagle Ridge, Ser B,
      RB (D)
      LOC: Bank of America
      1.150%, 08/01/41                         $     4,065,000   $     4,065,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $4,065,000)                                                4,065,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 3.6%
   Credit Suisse Securities (USA)
      0.150%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $80,000,333 (collateralized by
      various U.S. Treasury Bills
      ranging in par value from
      $12,950,000 - $68,725,000, 0.000%,
      09/17/09 - 12/17/09, total market
      value $81,604,422)                            80,000,000        80,000,000
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $37,247,710 (collateralized by a
      U.S. Treasury Note, par value $36,880,700,
      3.250%, 12/31/09, total market value
      $37,992,516)                                  37,247,565        37,247,565
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $117,247,565)                                            117,247,565
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
      (Cost $3,251,095,157) +                                      3,251,095,157
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                 1,369,068
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 3,252,464,225
                                                                 ===============

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 59

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

----------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2009 WERE $1,566,357,317 AND REPRESENTED 48.2% OF NET ASSETS.

(B) FLOATING RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(C) EXTENDABLE SECURITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT   - CONNECTICUT
FDIC - FEDERAL DEPOSIT INSURANCE CORPORATION
LOC  - LETTER OF CREDIT
MTN  - MEDIUM TERM NOTE
NY   - NEW YORK
PLC  - PUBLIC LIABILITY COMPANY
RB   - REVENUE BOND
SER  - SERIES
TLGP - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               60 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. TREASURY BILLS* - 13.7%
   U.S. Treasury Bills
      1.633%, 06/04/09                         $     5,000,000   $     4,992,469
      1.360%, 07/02/09                               5,000,000         4,988,547
      0.719%, 12/17/09                              10,000,000         9,954,958
                                                                 ---------------
   TOTAL U.S. TREASURY BILLS
      (Cost $19,935,974)                                              19,935,974
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
FINANCIAL SERVICES - 4.8%
   General Electric Capital, MTN TLGP/FDIC
      Guaranteed (A)
      1.207%, 07/08/10                               7,000,000         7,000,000
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $7,000,000)                                                7,000,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 81.5%
   Barclays Capital
      0.160%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $40,000,178 (collateralized by a
      U.S. Treasury Note, par value
      $40,292,500, 2.000%, 11/30/13,
      total market value $40,800,053)               40,000,000        40,000,000
   Credit Suisse Securities (USA)
      0.150%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $25,000,104 (collateralized by a
      U.S. Treasury Bill, par value
      $25,505,000, 0.000%, 07/02/09,
      total market value $25,502,194)               25,000,000        25,000,000
   Deutsche Bank Securities
      0.140%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $13,933,700 (collateralized by
      U.S.Treasury Notes, ranging par
      value from $82,700-$13,041,400,
      4.250%-4.500%, 09/30/11-11/15/13,
      total market value $14,212,412)               13,933,646        13,933,646

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   JPMorgan Securities
      0.130%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $40,000,144 (collateralized by
      U.S. Treasury Bill, par value
      $40,805,000, 0.000%, 05/04/09,
      total market value $40,803,368)          $    40,000,000   $    40,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $118,933,646)                                            118,933,646
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $145,869,620) +                                             145,869,620
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                   (43,619)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   145,826,001
                                                                 ===============

----------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) FLOATING RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

FDIC - FEDERAL DEPOSIT INSURANCE CORPORATION
MTN  - MEDIUM TERM NOTE
TLGP - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 61

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.0%
   Citigroup Funding MTN TLGP/FDIC Guaranteed (A)
      1.139%, 07/30/10                         $    25,000,000   $    25,000,000
   FFCB
      0.368%, 08/07/09 (A)                          25,000,000        25,000,000
   FHLB
      0.501%, 06/22/09*                             30,000,000        29,978,333
      1.094%, 08/05/09 (A)                          25,000,000        24,999,652
      0.378%, 08/21/09 (A)                          32,000,000        31,995,799
      0.400%, 09/14/09 (A)                          25,000,000        24,999,071
      0.469%, 01/08/10 (A)                          50,000,000        50,000,000
   FHLMC
      0.491%, 06/22/09 (A)                          37,217,000        37,190,659
      0.417%, 09/18/09 (A)                          25,000,000        25,000,000
      1.087%, 09/25/09 (A)                          25,000,000        24,994,546
      0.365%, 09/28/09 (A)                          54,700,000        54,691,792
      1.219%, 10/30/09 (A)                          25,000,000        25,000,000
      1.050%, 02/04/10 (B)                          30,000,000        30,000,000
      1.250%, 03/12/10 (B)                          25,000,000        25,000,000
      1.039%, 07/12/10 (A)                          50,000,000        50,000,000
      1.229%, 08/24/10 (A)                          25,000,000        24,997,246
   FNMA
      1.361%, 07/01/09 *                            50,000,000        49,885,625
      1.012%, 01/25/10 (A)                          25,000,000        24,995,446
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $583,728,169)                                            583,728,169
                                                                 ---------------
VARIABLE RATE DEMAND NOTES - 22.6%
   California, Milpitas Multi-Family Housing
      Revenue Crossing, Ser A, RB
      Guarantee: FNMA (C)
      1.150%, 08/15/33                               4,600,000         4,600,000
   California, Sacramento County,
      Multi-Family Housing Development
      Authority, Deer Park Apartments, RB
      Guarantee: FNMA (C)
      1.150%, 07/15/35                               1,350,000         1,350,000
   California, Sacramento County,
      Multi-Family Housing Development
      Authority, Natomas, RB
      Guarantee: FNMA (C)
      1.150%, 04/15/36                               3,030,000         3,030,000
   California, San Francisco, City & County
      Redevelopment, Ser D, RB
      Guarantee: FNMA (C)
      0.650%, 06/15/34                              26,050,000        26,050,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   California, Simi Valley, Multi-Family
      Housing Revenue, Parker Ranch, RB
      Guarantee: FNMA (C)
      1.150%, 07/15/36                         $     1,550,000   $     1,550,000
   California, Statewide Community
      Development Authority, Palms
      Apartments, Ser C, RB
      Guarantee: FNMA (C)
      1.150%, 05/15/35                               4,170,000         4,170,000
   New York City Housing Development,
      Multi-Family Rent Housing Revenue
      Nicole, Ser B, RB
      Guarantee: FNMA (C)
      0.570%, 11/15/35                               5,770,000         5,770,000
   New York City Housing Development,
      Multi-Family Mortgage Revenue,
      Pearl Street Development, Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 10/15/41                              14,225,000        14,225,000
   New York City Housing Development,
      Multi-Family Rent Housing Revenue,
      West Street, Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 03/15/36                               5,400,000         5,400,000
   New York City Housing Development,
      Multi-Family Rent Housing Revenue,
      Westport Development, Series B, RB
      Guarantee: FNMA (C)
      0.570%, 06/15/34                               6,800,000         6,800,000
   New York State, Dormitory Authority
      Revenue, Ser B, RB
      Guarantee: FNMA (C)
      0.570%, 11/15/36                              22,990,000        22,990,000
   New York State, Housing Finance Agency
      Revenue, East 39th Street Housing,
      Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 11/15/31                                 900,000           900,000
   New York State, Housing Finance Agency
      Revenue, Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 05/15/33                              15,400,000        15,400,000
   New York State, Housing Finance Agency
      Revenue, Biltmore Tower Housing,
      Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 05/15/34                               1,900,000         1,900,000

See note to schedule of investments.


                               62 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   New York State, Housing Finance Agency
      Revenue, Chelsea Apartments,
      Ser B, RB Guarantee: FNMA (C)
      1.400%, 11/15/36                         $     3,800,000   $     3,800,000
   New York State, Housing Finance Agency
      Revenue, North End, Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 11/15/36                               2,500,000         2,500,000
   New York State, Housing Finance Agency
      Revenue, Tower 31 Housing, Ser A, RB
      Guarantee: FHLMC (C)
      0.620%, 11/01/36                               4,300,000         4,300,000
   New York State, Housing Finance Agency
      Revenue, Victory Housing 2000, Ser B,
      RB Guarantee: FHLMC (C)
      0.620%, 11/01/33                               2,300,000         2,300,000
   New York State, Housing Finance Agency
      Revenue, West 33rd Street, Ser B, RB
      Guarantee: FNMA (C)
      0.570%, 11/15/36                               6,100,000         6,100,000
   New York State, Housing Finance Agency
      Revenue, 11th Avenue Housing,
      Ser B, RB
      Guarantee: FNMA (C)
      0.620%, 05/15/41                              29,350,000        29,350,000
   Pennsylvania, Montgomery County,
      Redevelopment Authority Kingswood
      Apartments Project, Ser A, RB
      Guarantee: FNMA (C)
      1.500%, 08/15/31                               7,005,000         7,005,000
   Virginia, Chesapeake, Redevelopment &
      Housing Authority, Multi-Family Housing
      Revenue, Alta Great Bridge, Ser A, RB
      Guarantee: FNMA (C)
      1.150%, 01/15/41                               2,100,000         2,100,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ballard Landmark, Ser B, RB
      Guarantee: FNMA (C)
      1.150%, 12/15/41                               3,510,000         3,510,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Bridgewood Project, Ser B, RB
      Guarantee: FNMA (C)
      1.150%, 09/01/34                               3,495,000         3,495,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Highland Park Apartments,
      Ser B, RB
      Guarantee: FNMA (C)
      1.150%, 07/15/38                         $     2,160,000   $     2,160,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Pinehurst Apartments Project,
      Ser B, RB Guarantee: FNMA (C)
      1.150%, 03/15/39                               1,985,000         1,985,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ranier Court Project, Ser B,
      RB Guarantee: FNMA (C)
      1.150%, 12/15/36                               3,825,000         3,825,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Rolling Hills Project, Ser B,
      RB Guarantee: FNMA (C)
      1.150%, 06/15/37                               2,325,000         2,325,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $188,890,000)                                            188,890,000
                                                                 ---------------

REPURCHASE AGREEMENTS - 7.4%
   Credit Suisse Securities (USA),
      0.170%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $50,000,236 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $7,320,000 - $43,826,000, 0.000%,
      07/31/09 - 02/22/10, total market
      value $51,003,561)                            50,000,000        50,000,000
   Deutsche Bank Securities
      0.150%, dated 04/30/09, matures
      on 05/01/09, repurchase price
      $11,704,339 (collateralized by several
      U.S. agency obligations, ranging
      in par value from $176,000 -
      $9,800,000, 3.150% - 6.500%,
      02/11/11 - 06/22/22, total market
      value $11,939,244)                            11,704,290        11,704,290
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $61,704,290)                                              61,704,290
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 63

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

                                                                      Value
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $834,322,459) +                                       $   834,322,459
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 29,186
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   834,351,645
                                                                 ===============

----------
* DISCOUNTED SECURITY - RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) FLOATING RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(B)   SECURITY IS CALLABLE @ 100.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               64 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. TREASURY BILLS* - 100.0%
   U.S. Treasury Bills
      0.170%, 05/07/09                         $   234,287,000   $   234,280,451
      0.046%, 05/14/09                              75,000,000        74,998,780
      0.069%, 05/21/09                              50,278,000        50,276,094
      0.346%, 06/04/09                             175,000,000       174,943,688
      0.155%, 06/11/09                               7,962,000         7,960,613
      0.046%, 06/24/09                              35,000,000        34,997,638
      0.213%, 06/25/09                             100,000,000        99,967,917
      1.360%, 07/02/09                              40,000,000        39,908,378
      0.122%, 07/16/09                              14,559,000        14,555,312
      0.719%, 12/17/09                              20,000,000        19,909,917
                                                                 ---------------
   TOTAL U.S. TREASURY BILLS
      (Cost $751,798,788)                                            751,798,788
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $751,798,788) +                                             751,798,788
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                    (1,771)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   751,797,017
                                                                 ===============

----------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 65

(HIGHMARK FUNDS(R) LOGO)

NOTES TO SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NAS-DAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significan't amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the International Opportunities Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.


                               66 | 1.800.433.6884

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

FAS 157 became effective for the Funds as of August 1, 2008, the beginning of their current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value the Funds' net assets as of April 30, 2009 is as follows:

                                                                             LEVEL 2        LEVEL 3
                                                TOTAL          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                            FAIR VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
FUNDS                                          04/30/09         PRICE          INPUT         INPUT
-----                                       -------------   ------------   -----------   ------------
BALANCED
   Investments in Securities                $  21,416,932   $ 14,004,842   $ 7,412,090   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  21,416,932   $ 14,004,842   $ 7,412,090   $         --
                                            =============   ============   ===========   ============
COGITIVE VALUE
   Investments in Securities                $  67,472,186   $ 66,272,028   $ 1,200,158   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  67,472,186   $ 66,272,028   $ 1,200,158   $         --
                                            =============   ============   ===========   ============
CORE EQUITY
   Investments in Securities                $  63,567,417   $ 61,297,224   $ 2,270,193   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  63,567,417   $ 61,297,224   $ 2,270,193   $         --
                                            =============   ============   ===========   ============
ENHANCED GROWTH
   Investments in Securities                $  75,809,376   $ 75,273,531   $   535,845   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  75,809,376   $ 75,273,531   $   535,845   $         --
                                            =============   ============   ===========   ============
FUNDAMENTAL EQUITY
   Investments in Securities                $   6,631,981   $  6,631,981   $        --   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $   6,631,981   $  6,631,981   $        --   $         --
                                            =============   ============   ===========   ============
INTERNATIONAL OPPORTUNITIES
   Investments in Securities                $ 205,590,348   $179,295,110   $26,295,238   $         --
   Other Financial Instruments*                   (71,067)            --       (71,067)            --
                                            -------------   ------------   -----------   ------------
Total:                                      $ 205,519,281   $179,295,110   $26,224,171   $         --
                                            =============   ============   ===========   ============


                           WWW.HIGHMARKFUNDS.COM | 67

(HIGHMARK FUNDS(R) LOGO)

APRIL 30, 2009 (UNAUDITED)

                                                                             LEVEL 2        LEVEL 3
                                                TOTAL          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                            FAIR VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
FUNDS                                         04/30/09          PRICE         INPUT          INPUT
-----                                       -------------   ------------   -----------   ------------
LARGE CAP GROWTH
   Investments in Securities                $  71,312,034   $ 71,312,034   $        --   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  71,312,034   $ 71,312,034   $        --   $         --
                                            =============   ============   ===========   ============
LARGE CAP VALUE
   Investments in Securities                $ 156,966,318   $154,410,796   $ 2,555,522   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $ 156,966,318   $154,410,796   $ 2,555,522   $         --
                                            =============   ============   ===========   ============
SMALL CAP ADVANTAGE
   Investments in Securities                $  19,365,323   $ 18,590,617   $   774,706   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  19,365,323   $ 18,590,617   $   774,706   $         --
                                            =============   ============   ===========   ============
SMALL CAP VALUE
   Investments in Securities                $  92,257,011   $ 78,623,512   $13,633,499   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  92,257,011   $ 78,623,512   $13,633,499   $         --
                                            =============   ============   ===========   ============
VALUE MOMENTUM
   Investments in Securities                $ 220,518,782   $220,518,782   $        --   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $ 220,518,782   $220,518,782   $        --   $         --
                                            =============   ============   ===========   ============
CAPITAL GROWTH ALLOCATION
   Investments in Securities                $  34,290,666   $ 34,290,666   $        --   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $  34,290,666   $ 34,290,666   $        --   $         --
                                            =============   ============   ===========   ============
DIVERSIFIED EQUITY ALLOCATION
   Investments in Securities                $   4,844,220   $  4,844,220   $        --   $         --
   Other Financial Instruments*                        --             --            --             --
                                            -------------   ------------   -----------   ------------
Total:                                      $   4,844,220   $  4,844,220   $        --   $         --
                                            =============   ============   ===========   ============


                               68 | 1.800.433.6884

                                                                               LEVEL 2         LEVEL 3
                                               TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                            FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                         04/30/09          PRICE           INPUT           INPUT
-----                                      --------------   ------------   --------------   ------------
GROWTH & INCOME ALLOCATION
   Investments in Securities               $   35,611,556   $ 35,611,556   $           --   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $   35,611,556   $ 35,611,556   $           --   $         --
                                           ==============   ============   ==============   ============
INCOME PLUS ALLOCATION
   Investments in Securities               $    8,794,095   $  8,794,095   $           --   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $    8,794,095   $  8,794,095   $           --   $         --
                                           ==============   ============   ==============   ============
BOND
   Investments in Securities               $  324,993,570   $ 10,594,008   $  314,399,562   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $  324,993,570   $ 10,594,008   $  314,399,562   $         --
                                           ==============   ============   ==============   ============
CALIFORNIA INTERMEDIATE TAX-FREE BOND
   Investments in Securities               $  136,781,910   $  1,095,135   $  135,686,775   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $  136,781,910   $  1,095,135   $  135,686,775   $         --
                                           ==============   ============   ==============   ============
NATIONAL INTERMEDIATE TAX-FREE BOND
   Investments in Securities               $   81,384,684   $  3,948,109   $   77,436,575   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $   81,384,684   $  3,948,109   $   77,436,575   $         --
                                           ==============   ============   ==============   ============
SHORT TERM BOND
   Investments in Securities               $   51,836,147   $  5,187,829   $   46,648,318   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $   51,836,147   $  5,187,829   $   46,648,318   $         --
                                           ==============   ============   ==============   ============
CALIFORNIA TAX-FREE MONEY MARKET
   Investments in Securities               $1,138,715,710   $    253,005   $1,138,462,705   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $1,138,715,710   $    253,005   $1,138,462,705   $         --
                                           ==============   ============   ==============   ============
DIVERSIFIED MONEY MARKET
   Investments in Securities               $3,251,095,157   $         --   $3,251,095,157   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $3,251,095,157   $         --   $3,251,095,157   $         --
                                           ==============   ============   ==============   ============
TREASURY PLUS MONEY MARKET
   Investments in Securities               $  145,869,620   $         --   $  145,869,620   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $  145,869,620   $         --   $  145,869,620   $         --
                                           ==============   ============   ==============   ============


                           WWW.HIGHMARKFUNDS.COM | 69

(HIGHMARK FUNDS(R) LOGO)

NOTES TO SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2009 (UNAUDITED)

                                                                               LEVEL 2         LEVEL 3
                                                TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                            FAIR VALUE AT      QUOTED         OBSERVABLE    UNOBSERVABLE
FUNDS                                         04/30/09          PRICE           INPUT           INPUT
-----                                      --------------   ------------   --------------   ------------
U.S. GOVERNMENT MONEY MARKET
   Investments in Securities               $  834,322,459   $         --   $  834,322,459   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $  834,322,459   $         --   $  834,322,459   $         --
                                           ==============   ============   ==============   ============
100% U.S. TREASURY MONEY MARKET
   Investments in Securities               $  751,798,788   $         --   $  751,798,788   $         --
   Other Financial Instruments*                        --             --               --             --
                                           --------------   ------------   --------------   ------------
Total:                                     $  751,798,788   $         --   $  751,798,788   $         --
                                           ==============   ============   ==============   ============

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2009:

                                                                            INVESTMENTS IN
                                                TOTAL      INVESTMENTS IN  OTHER FINANCIAL
BALANCED                                     FAIR VALUE      SECURITIES      INSTRUMENTS*
--------                                   --------------  --------------  ---------------
Value, beginning of period                 $      249,570   $    249,570   $            --
Net purchases (sales)                                  --             --                --
Accrued discounts (premiums)                         (110)          (110)               --
Total realized and unrealized
   gains (losses)                                 (34,635)       (34,635)               --
Transfers in and/or out of
   Level 3                                       (214,825)      (214,825)               --
                                           --------------  --------------  ---------------
Value, end of period                       $           --   $         --   $            --
                                           ==============  ==============  ===============

                                                                            INVESTMENTS IN
                                                TOTAL      INVESTMENTS IN  OTHER FINANCIAL
BOND                                         FAIR VALUE      SECURITIES      INSTRUMENTS*
--------                                   --------------  --------------  ---------------
Value, beginning of period                 $    8,096,437   $  8,096,437   $            --
Net purchases (sales)                                  --             --                --
Accrued discounts (premiums)                       (3,560)        (3,560)               --
Total realized and unrealized
   gains (losses)                              (1,146,873)    (1,146,873)               --
Transfers in and/or out of
   Level 3                                     (6,946,004)    (6,946,004)               --
                                           --------------  --------------  ---------------
Value, end of period                       $           --   $         --   $            --
                                           ==============  ==============  ===============

* Other financial instruments include open futures contracts, written options, short sales and forward foreign currency contracts, if any.


                               70 | 1.800.433.6884

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHMARK FUNDS

By (Signature and Title)*           /s/  Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                June 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/  Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                June 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Colleen Cummings
                         -------------------------------------------------------
                                    Colleen Cummings, Chief Financial Officer
                                    (principal financial officer)

Date                                June 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.